AVOS GLOBAL EQUITIES ETF
Ticker Symbol: AVOS
Listed on The Nasdaq Stock Market LLC
STATEMENT OF ADDITIONAL INFORMATION
January 28, 2026
as supplemented July 14, 2026
This Statement of Additional Information (“SAI”) describes the Avos Global Equities ETF (the “Fund”), a series of the EA Series Trust, formerly known as Alpha Architect ETF Trust (the “Trust”). Shares of the Fund will be listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund, and Avos Capital Management, LLC (“Sub-Adviser”) serves as sub-adviser to the Fund. PINE Distributors LLC (the “Distributor”) serves as the Distributor for the Fund.
Shares of the Fund are neither guaranteed nor insured by the U.S. Government.
This SAI, dated January 28, 2026 as supplemented from time to time, is not a prospectus. It should be read in conjunction with the Fund’s Prospectus, dated January 28, 2026, as supplemented from time to time, which incorporates this SAI by reference. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Distributor, calling (215) 330-4476 or visiting https://avosglobalequities.com.
When available, a copy of the Fund’s annual and semi-annual reports may be obtained without charge by writing to EA Advisers, 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073, calling (215) 330-4476 or visiting https://avosglobalequities.com.

GLOSSARY
The following terms are used throughout this SAI, and have the meanings used below (note that various other terms are defined in the text of this SAI):
“1933 Act” means the Securities Act of 1933, as amended.
“1934 Act” means the Securities Exchange Act of 1934, as amended.
“Adviser” means Empowered Funds, LLC dba EA Advisers.
“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, and who has executed an agreement with the Distributor that governs transactions in the Fund’s Creation Units.
“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption) (other than the Transaction Fee), is identical to the NAV of the Creation Unit being purchased.
“Board” or “Trustees” means the Board of Trustees of the Trust.
“Business Day” means any day on which the Trust is open for business.
“Cash Component” means an amount of cash consisting of a Balancing Amount calculated in connection with creations.
“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount calculated in connection with redemptions.
“Code” means the Internal Revenue Code of 1986, as amended.
“Creation Unit” means an aggregation of a specified number of Shares that the Fund issues and redeems on a continuous basis at NAV.
“Distributor” means PINE Distributors LLC.
“Dodd-Frank Act” means the Dodd-Frank Wall Street Reform and Consumer Protection Act.
“DTC” means the Depository Trust Company.
“Exchange” means The Nasdaq Stock Market LLC.
“ETF” means an exchange-traded fund.
“FINRA” means the Financial Industry Regulatory Authority.
“Fund” means the series of the Trust described in this SAI: the Avos Global Equities ETF.
“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from the Fund.
“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.
“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of the Fund.
“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.
“Investment Company Act” or “1940 Act” means the Investment Company Act of 1940, as amended.
“IRS” means the Internal Revenue Service.
“NAV” means the net asset value of the Fund.
“NSCC” means the National Securities Clearing Corporation.
“NYSE” means the New York Stock Exchange, Inc.
“Prospectus” means the Funds’ Prospectus, dated January 28, 2026, as amended and supplemented from time to time.
“SAI” means this Statement of Additional Information, dated January 28, 2026, as amended and supplemented from time to time.
“SEC” means the United States Securities and Exchange Commission.

“Shares” means the shares of the Fund.
“Sub-Adviser” means Avos Capital Management, LLC.
“Transaction Fee” is a fee that may be imposed to compensate the Trust or its custodian for costs incurred in connection with transactions for Creation Units. The Transaction Fee, when applicable, is comprised of a flat (or standard) fee and may include a variable fee. For the Transaction Fees applicable to the Fund, see “Transaction Fees” in this SAI.
“Trust” means the EA Series Trust, a Delaware statutory trust.
TRUST AND FUND OVERVIEW
The Trust is a Delaware statutory trust formed on October 11, 2013. The Trust is an open-end management investment company registered under the Investment Company Act. The investment objective of the Fund is to achieve long term capital appreciation. The offering of the Shares is registered under the 1933 Act.
This SAI relates only to the following Fund: Avos Global Equities ETF.
Diversification
The Fund is a non-diversified ETF. As a non-diversified fund, the Fund is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
EXCHANGE LISTING AND TRADING
Shares of the Fund will be listed and traded on the Exchange. Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV, because such prices may be affected by market forces (such as supply and demand for Shares). As is the case with other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges. Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.
There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares will continue to be met. The Exchange may, but is not required to, remove the Shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days, or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.
The Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted a policy regarding the disclosure of information about the Fund’s portfolio securities. Under the policy, portfolio holdings of the Fund, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website https://avosglobalequities.com. In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.
INVESTMENT POLICIES AND RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

The investment policies enumerated in this section may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund’s outstanding voting securities, except as noted below:
1. The Fund may not borrow money, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
2. The Fund may not issue senior securities, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
3. The Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
4. The Fund may not purchase or sell real estate, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
5. The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Fund from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.
6. The Fund may not make loans, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
7. The Fund will not concentrate its investments in a particular industry or group of industries, as that term is used in the Investment Company Act.
The following notations are not considered to be part of the Fund’s fundamental investment limitations and are subject to change without shareholder approval. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation. Similarly, with respect to the Fund’s fundamental investment limitations and any other policies applicable to a Fund investment (e.g., policies adopted with respect to Rule 35d-1 under the 1940 Act (the “Names Rule”) or minimum or maximum investment exposures specified in the Prospectus), an increase in the quantity (e.g., number of shares) of a particular investment will not constitute a violation of such limitation or policy if the increase in quantity did not result in an increase in the weight of the applicable investment within the Fund’s portfolio. Thus, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or the relevant rules, regulations or interpretations thereunder, as described below.
With respect to the fundamental investment limitation relating to borrowing set forth in (1) above, pursuant to Section 18(f)(1) of the Investment Company Act, the Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.
With respect to the fundamental investment restriction regarding real estate set forth in (4) above, the Fund will not make direct investments in real estate unless acquired as a result of ownership of securities or other instruments. Although the Fund may purchase and sell other interests in real estate including securities which are secured by real estate, or securities of companies which make real estate loans or own, or invest or deal in, real estate.
With respect to the fundamental investment limitation relating to lending set forth in (6) above, this means that the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties. The fundamental investment limitation relating to lending restricts, but does not prevent entirely, the Fund’s (i) lending of portfolio securities, (ii) purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) use of repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.
With respect to the fundamental investment limitation relating to concentration set forth in (7) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of more than

25% of the Fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future.
For purposes of applying the limitation set forth in the concentration policy, the Fund, with respect to its equity holdings, may use the FactSet Revere Business Industry Classification System, Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system or any other reasonable industry classification system (including systems developed by the Adviser and/or the Sub-Adviser) to identify each industry. Securities of the U.S. government (including its agencies and instrumentalities), tax-exempt securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry, except that the Fund will look through a private activity municipal debt security whose principal and interest payments are derived principally from the assets and revenues of a non-governmental entity in order to determine the industry to which the investments should be allocated when determining the Fund’s compliance with its concentration policies. The Fund’s method of applying the limitation set forth in its concentration policy may differ from the methods used by the Trust’s other series.
INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS
The investment objective, principal strategies of, and risks of investing in the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of the Fund may be changed without shareholder approval.
Securities Lending
The Fund may make secured loans of its portfolio securities; however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law.
To the extent the Fund engages in securities lending, securities loans will be made to broker-dealers that the Adviser believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. As with other extensions of credit, the Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral may decline.
For each loan, the borrower usually must maintain with the Fund’s custodian collateral with an initial market value at least equal to 102% of the market value of the domestic securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Such collateral will be marked-to-market daily, and if the coverage falls below 100%, the borrower will be required to deliver additional collateral equal to at least 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned).
The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.
The Adviser will retain lending agents on behalf of the Fund that are compensated based on a percentage of the Fund’s return on its securities lending. The Fund may also pay various fees in connection with securities loans, including shipping fees and custodian fees.
Preferred Stocks
The Fund may invest in exchange-listed preferred stocks. Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.
Foreign Investments
Foreign Market Risk. Foreign security investment or exposure involves special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities, or increase or decrease exposures, on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the U.S.
Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross domestic product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities, or obtain exposure to them, or transfer the Fund’s assets back into the U.S., or otherwise adversely affect the Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Foreign corporate governance may not be as robust as in the U.S. As a result, protections for minority investors may not be strong, which could affect security prices.
Currency Risk and Exchange Risk. Securities in which the Fund invests, or to which it obtains exposure, may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of these securities. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, an investment in, or exposure to, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as “currency risk,” which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas. Foreign currencies also involve the risk that they will be devalued or replaced, adversely affecting the Fund’s investments.
Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government. Some countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder to completely and accurately determine a company’s financial condition.
Certain Risks of Holding Fund Assets Outside the U.S. Foreign securities in which the Fund invests, or to which it obtains exposure, are generally held outside the U.S. in foreign banks and securities depositories. The Fund’s custodian is the Fund’s “foreign custody manager” as provided in Rule 17f-5 under the Investment Company Act. The “foreign custody manager” is responsible for determining that the Fund’s directly-held foreign assets will be subject to reasonable care, based on standards applicable to custodians in relevant foreign markets. However, certain foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. In addition, it likely will be more expensive for the Fund to buy, sell and hold securities, or increase or decrease exposures thereto, in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. The problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, the Fund may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, directly or indirectly, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.
Dividends and interest on, and proceeds from the sale of, foreign securities the Fund holds, or has exposure to, may be subject to foreign withholding or other taxes, and special federal tax considerations may apply.

Emerging Markets
Securities of issuers associated with emerging market countries, including, but not limited to, issuers that are organized under the laws of, maintain a principal place of business in, derive significant revenues from, or issue securities backed by the government (or, its agencies or instrumentalities) of emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. These risks include, but are not limited to (i) social, political and economic instability; (ii) government intervention, including policies or regulations that may restrict an Underlying Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to an emerging market country’s national interests; (iii) less transparent and established taxation policies; (iv) less developed legal systems which may limit the rights and remedies available to the Fund against an issuer and with respect to the enforcement of private property rights and/or redress for injuries to private property; (v) the lack of a capital market structure or market-oriented economy which could limit reliable access to capital; (vi) higher degree of corruption and fraud and potential for market manipulation; (vii) counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources as those in developed foreign markets; (viii) the possibility that the process of easing restrictions on foreign investment occurring in some emerging market countries may be slowed or reversed by unanticipated economic, political or social events in such countries, or the countries that exercise a significant influence over those countries; and (ix) differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards that could impede the Fund’s ability to evaluate issuers.
In addition, many emerging market countries have experienced substantial, and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of these countries. Moreover, the economies of some emerging market countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency and balance of payments position.
The Fund may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of emerging market issuers. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed foreign markets. Currency and other hedging techniques may not be available or may be limited. The local taxation of income and capital gains accruing to nonresidents varies among emerging market countries and may be comparatively high. Emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Fund could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets. Custodial services and other investment-related costs in emerging market countries are often more expensive, compared to developed foreign markets and the U.S., which can reduce the Fund’s income from investments in securities of emerging market country issuers.
Some emerging market currencies may not be internationally traded or may be subject to strict controls on foreign investment by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including an Underlying Fund’s securities, denominated in that currency. Some emerging market governments restrict currency conversions and/or set limits on repatriation of invested capital. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be different than the actual market values and may be adverse to the Fund’s shareholders.
Depositary Receipts
The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of the Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

Repurchase Agreements
The Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.
Cash Items
The Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Fund’s investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments.
U.S. Government Securities
U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Different kinds of U.S. government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government.
It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of credit.
As with other fixed income securities, U.S. government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities may fall during times of rising interest rates. Yields on U.S. government securities tend to be lower than those of corporate securities of comparable maturities.
In addition to investing directly in U.S. government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.
Illiquid Securities
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). Illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if immediately after the acquisition, such securities would comprise more than 15% of the value of the Fund’s net assets. Determinations of liquidity are made pursuant to guidelines contained in the liquidity risk management program of the Trust applicable to the Fund. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. In making such liquidity determinations it primarily takes into account the average daily volume of trades. In addition, it may take into account a number of other factors in reaching liquidity decisions, including but not limited to: (1) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (2) the willingness of dealers to undertake to make a market in the security; and (3) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In connection with the implementation of the SEC’s liquidity risk management rule and the liquidity risk management program of the Trust applicable to the Fund, the term “illiquid security” is defined as a security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.
An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act or other exemptions, the Adviser may determine that the securities are liquid.
Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.
Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as are deemed advisable, if any, to protect liquidity.
Investments in Other Investment Companies
The Fund may invest in the securities of other investment companies to the extent permitted by the Investment Company Act, SEC rules thereunder and exemptions thereto. The market price for ETF shares may be higher or lower than, respectively, the ETF’s NAV. Investing in another investment company exposes the Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. As a result, investments by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the securities underlying the ETF.
The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the Investment Company Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate (i) more than 3% of the total outstanding voting stock of the acquired company, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Fund may invest in the securities of other investment companies beyond these limits if, for example, the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder or Rule 12d1-4. Section 12(d)(1)(B) prohibits another investment company from selling its shares to the Fund if, after the sale (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.
For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Act are subject to the restrictions set forth in Section 12(d)(1) of the Act, except as permitted by an exemptive order of the SEC or rule promulgated under the Act.
Derivative Instruments Risk
The Fund’s exposure to derivatives will be achieved either directly or indirectly through investments in ETFs or exchange-traded products (“ETPs”) that utilize derivative instruments.
When the Fund enters into options, futures, and other forms of financial derivatives, such as foreign exchange contracts, the investments involve risks different from direct investments in the underlying securities. While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in expected future volatility, interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund’s gains or losses, causing it to make or lose substantially more than it invested. When the Fund invests in options, futures, and other forms of financial derivatives, the Fund will comply with the applicable requirements of the 1940 Act and the guidance of no-action letters issued by the SEC, including Rule 18f-4 under the 1940 Act.
When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire may offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.
The Fund’s ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Fund will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if the Fund’s prediction of interest and currency rates, market value, expected future volatility, or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.
Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

•current and anticipated short-term interest rates, changes in expected future volatility of the underlying instrument, and the time remaining until expiration of the contract;
•a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and
•differences between the derivatives, such as different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.
Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index. Since narrower indices are made up of a smaller number of securities, they may be more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.
While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of the Fund’s foreign-denominated investments, if any, changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund’s investments precisely over time.
Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, in some cases, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out a position. In an illiquid market, the Fund may:
•have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
•have to purchase or sell the instrument underlying the contract;
•not be able to hedge its investments; and
•not be able to realize profits or limit its losses.
Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:
•an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
•unusual or unforeseen circumstances may interrupt normal operations of an exchange;
•the facilities of the exchange may not be adequate to handle current trading volume;
•equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or
•investors may lose interest in a particular derivative or category of derivatives.
If the Fund incorrectly predicts securities market, expected future volatility or interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on the expectation that the price of the underlying security would fall, but the price rose instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the expectation that the price of the underlying security would rise, but the price fell instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.
Because of the low margin deposits required upon the opening of a derivative position, such transactions may involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and they may lose more than it originally invested in the derivative.
If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose margin deposits if a broker with whom they have an open futures contract or related option becomes insolvent or declares bankruptcy.

The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:
•actual and anticipated changes in interest rates;
•fiscal and monetary policies; and
•national and international political events.
Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.
Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.
Rule 18f-4 under the Investment Company Act (“Rule 18f-4”) imposes requirements and restrictions on the Fund’s use of derivatives. Derivatives are defined by Rule 18f-4 to include short sales and forward contracts, such as to-be-announced transactions, as well as transactions traditionally characterized as derivatives, such as futures, options and swaps. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions “similar to” reverse repurchase transactions, which include certain securities lending transactions that provide leverage to the portfolio.
Among other things, Rule 18f-4 treats those derivatives transactions that impose future payment or delivery obligations on the Fund as senior securities within the meaning of Section 18 of the 1940 Act. As a result, the Fund is prohibited from entering into these derivatives transactions except in reliance on the provisions of Rule 18f-4. Rule 18f-4 establishes limits on the derivatives transactions that the Fund may enter into based on the value-at-risk (“VaR”) of the Fund inclusive of derivatives. The Fund will generally satisfy the limits under Rule 18f-4 if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or the Fund’s own portfolio absent derivatives holdings, as determined by the Fund’s derivatives risk manager. This limits test is referred to as the “Relative VaR Test.” If the Fund determines that the Relative VaR Test is not appropriate in light of its strategy, subject to specified conditions, the Fund may instead comply with the Absolute VaR Test. The Fund will satisfy the Absolute VaR Test if the VaR of its portfolio does not exceed 20% of the value of the Fund’s net assets. In addition, among other requirements, Rule 18f-4 requires the Fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding the Portfolio’s derivatives activities.
Options. The Fund may purchase and sell/write call and put options on securities. The purchase and writing of options involves certain risks. During the option period, a call writer that holds the underlying security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.
The Fund may write a call or put option when the option is “covered” by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. A written call option creates a potential obligation to sell the underlying security. In order to make sure that this obligation can be met, the Fund could (i) hold the security underlying the written option; (ii) hold an offsetting call option (one with a strike price that is the same or lower than the strike price of the written option); or (iii) segregate cash and liquid securities (which can be cash, U.S. Government securities, and other liquid debt or equity securities) that when added to collateral on deposit equals the market value of the underlying security. A written put option creates a potential obligation to buy the underlying security. In order to make sure that this obligation can be met, the Fund could (i) sell short the underlying security at the same or higher price than the strike price of the written put option; (ii) hold an offsetting put option (one with a strike price that is the same or higher than the strike price of the written option); or (iii) segregate cash and liquid securities that when added to collateral on deposit equals the strike price of the option.
The Fund may invest in various combinations of options, including a box spread (“Box Spread”). A Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an equity security or an equity index at the same expiration date. The synthetic long consists of buying a call option and selling a put option on the same security or index where the call option and put option share the same strike and expiration date (a “Synthetic Long”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread. The synthetic short consists of buying a put option and selling a call option on the same security or index with the same expiration date as the synthetic long but using a different strike price (a “Synthetic Short”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread.
An important feature of the Box Spread construction process is the elimination of risk tied to underlying market movements associated with the underlying option’s security or equity index. The Fund may buy, hold, and/or sell multiple Box Spreads. A box spread has a fixed payoff at expiration (similar to the par value of a bond), which is equal to the difference between the strike prices of the options involved. The present value of this payoff depends on the prevailing interest rates in the same way that interest rates affect the present value of a bond’s par value.
Options offer large amounts of leverage, which will result in the Fund’s NAV being more sensitive to changes in the value of the related instrument. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.
The Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration, if at all.
If the Fund is unable to effect a closing transaction for an option it had purchased, due to the absence of a counterparty or secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.
Options have varying expiration dates. The exercise price of the options may be below, equal to or above the current market value of the underlying security or instrument. Options purchased by the Fund that expire unexercised have no value, and the Fund will realize a loss in the amount of the premium paid and any transaction costs. If an option written by the Fund expires unexercised, the Fund realizes a gain equal to the premium received at the time the option was written. Transaction costs must be included in these calculations.
Commodities Risk
Commodities include, among other things, energy products, agricultural products, industrial metals, precious metals and livestock. The commodities markets may fluctuate widely based on a variety of factors, including overall market movements, economic events and policies, changes in interest rates or inflation rates, changes in monetary and exchange control programs, war, acts of terrorism, natural disasters and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. These additional variables may create additional investment risks that subject an ETPs investments to greater volatility than investments in traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of an ETP in varying ways, and different factors may cause the value and the volatility of an ETP to move in inconsistent directions at inconsistent rates.
Real Estate Investments
The Fund may invest in securities of real estate companies and other companies related to the real estate industry.
Real estate companies include U.S. and non-U.S. issuers that derive at least 50% of their revenues or profits from the ownership, construction, development, financing, management, servicing, sale or leasing of commercial, industrial or residential real estate or have 50% of their total assets in real estate. Companies related to the real estate industry include companies whose products and services pertain to the real estate industry. The Fund may invest in Real Estate Investment Trusts (“REITs”), which are more fully discussed below under the heading “Real Estate Investment Trusts.”
Real Estate Operating Companies (REOCs) are corporations that engage in the ownership, development, management or financing of real estate. REOCs include, for example, developers, brokers and building suppliers. REOCs are publicly traded real estate companies that have chosen not to be taxed as REITs. Because REOCs reinvest earnings rather than distribute dividends to unit holders, they do not get the same benefits of lower corporate taxation that are a common characteristic of REITs. The value of the Fund’s REOC securities generally will be affected by the same factors that adversely affect a REIT.
Although the Fund does not invest directly in real estate, its investments may expose the Fund to special risks associated with the direct ownership of real estate. These risks may include, but are not limited to, the following: declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn; reduced demand for real estate-related services; changes in financing terms that may render the sale or refinancing of properties difficult or unattractive; reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses; the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis at all; increasing competition, including for real estate and related services and technology; increases in property taxes and operating expenses; changes in zoning regulations and related costs; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; demographic trends, such as population shifts or changing tastes, preferences (such as remote work arrangements) and values; and changes in interest rates. If the fund’s real estate-related investments are concentrated in one geographic area or in one property type, the fund will be particularly subject to the risks associated with that area or property type or related real estate conditions. Similarly, real estate industry companies whose underlying properties are concentrated in a particular industry or geographic region are also particularly subject to risks affecting such industries and regions or related real estate conditions.
Real Estate Investment Trusts (REITs)
REITs are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITs may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of Subchapter M of the Internal Revenue Code. To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.
Like any investment in real estate, a REIT’s performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties. Additionally, declines in the market value of a REIT may reflect not only depressed real estate prices, but may also reflect the degree of leverage utilized by the REIT.

In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.
Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than — and at times will perform differently from — large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear indirectly a proportionate share of the REIT’s expenses in addition to their proportionate share of the Fund’s expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act and CFTC regulations.
Portfolio Turnover
Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.
Cybersecurity Risk
The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result.
Tail Risk Strategies
The Fund may invest directly or indirectly through other investment companies in actively-managed tail risk strategies that utilize options to limit risk relative to a decline in the value of an asset or index (such as a broad-based equity index) and/or profit from a market dislocation event (also known as a tail risk event) when the asset or index suffers an extreme market decline (generally greater than 25%) within a few months accompanied by a sustained increase in expected volatility. Such strategies are expected to use options or a combination of options on a broad-based equity index or other index or reference asset to gain exposure to the reference asset and to produce returns from a market dislocation event. The Fund may invest in other investment companies that utilize such a strategy and are also advised by the Adviser.
Volatility-Linked Exchange-Traded Products
The Fund may invest, from time to time, in ETPs, including exchange-traded funds, exchange-traded notes, exchange-traded commodity pools and similar pooled investment vehicles, that seek to provide investment results corresponding to, or exposure to, the level of, or changes in the level of, market volatility. These products typically seek to track or provide exposure to an index or other benchmark that measures the implied volatility of a broad-based securities index—such as an index based on futures contracts on the Cboe Volatility Index (the “VIX”)—rather than to the securities markets directly. Certain of these products seek to provide exposure that is a multiple (leveraged), the inverse (inverse), or a multiple of the inverse (leveraged inverse) of the daily performance of the volatility index or benchmark to which they are linked. Many such products are structured as commodity pools that invest primarily in futures contracts and are not registered as investment companies under the Investment Company Act, and they may make distributions and furnish tax reporting (including on Internal Revenue Service Schedule K-1) that differ from those of a registered fund.
The Fund may use these products for a variety of purposes, which may include seeking to hedge, mitigate or profit from anticipated or actual changes in market volatility, adverse market movements or market dislocation events; managing portfolio risk; or obtaining short-term or tactical exposure to volatility.
Investments in volatility-linked ETPs are subject to a number of special risks. Products that provide exposure to volatility through futures contracts are generally designed to track short-term or daily changes in a volatility index and are not intended to be held for extended periods. The value of a volatility-linked ETP may not correlate with, and may perform very differently from, the level of the VIX or any other measure of “spot” volatility, particularly over longer holding periods. Because these products typically hold futures contracts that must be rolled forward as they approach expiration, they are subject to the effects of “contango” and “backwardation” in the futures markets; in a contango market, the roll process can result in significant and compounding losses over time, and a product may decline in value even if the level of the underlying volatility index is unchanged or rises modestly. Volatility also tends to be mean-reverting and can experience sudden, large and unpredictable movements, which can cause the value of a volatility-linked ETP to change rapidly and substantially.
Certain volatility-linked ETPs seek to deliver leveraged, inverse, or leveraged inverse exposure to a volatility index, and typically reset that exposure on a daily basis. The performance of these products over periods longer than a single day will likely differ, and may differ significantly, from the applicable multiple or inverse of the performance of the underlying index over the same period, as a result of daily rebalancing and the effects of compounding. In volatile markets, this path dependency can cause a leveraged or inverse product to lose value over time even where the underlying index is flat or moves in a direction that would otherwise be consistent with the product’s stated objective. Leveraged and inverse products may expose the Fund to magnified losses, are generally intended for short-term use, and are subject to heightened volatility and risk of loss.
Because many volatility-linked ETPs are structured as commodity pools rather than as registered investment companies, they are not subject to the protections of the Investment Company Act, and their sponsors and operators are regulated by the Commodity Futures Trading Commission and the National Futures Association rather than as investment advisers under the federal securities laws. By investing in these products, the Fund will indirectly bear a proportionate share of the products’ fees and expenses in addition to the Fund’s own fees and expenses. Volatility-linked ETPs may trade at prices that vary from their net asset values or indicative values, may experience reduced liquidity or trading halts during periods of market stress, and may be subject to early termination or delisting by their sponsors. The Fund’s investments in these products may also generate income and gains that are not qualifying income, and may be subject to other special tax considerations, as further described under the heading “Taxes” in this SAI.

MANAGEMENT OF THE FUND
Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below.
The address of each Trustee and each Officer is: c/o EA Series Trust, 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003–present).	109	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999–present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008–present).	109	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016–present).	109	None
Interested Trustee and Officer*
Wesley R. Gray, Ph.D. Born: 1980	Trustee, Chairman of the Board, and President	Indefinite term; Trustee and Chairman of the Board (since 2014); President (since 2025)	Founder and Executive Managing Member, EA Advisers (2013–present); Chief Executive Officer, EA Advisers (2024–present); Founder, Chief Executive Officer, and Chief Investment Officer, Alpha Architect, LLC (2014–present); Chief Compliance Officer, Alpha Architect (2023–present).	109	None
* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Michael D. Barolsky Born: 1981	Vice President and Secretary	Since 2025; President (2024 – 2025)	Chief Legal Officer, EA Advisers (December 2024–present); Chief Executive Officer, EA Advisers (June 2024–December 2024); Senior Vice President, U.S. Bank Global Fund Services (2019–2024).
Joshua J. Hinderliter Born: 1983	Vice President	Since 2025	General Counsel, EA Advisers (2025-present); Vice President, U.S. Bancorp Fund Services, LLC (2024-2025); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2022-2024); Managing Associate, Thompson Hine LLP (2016–2022).
Sean R. Hegarty, CPA Born: 1993	Treasurer	Since 2023; Assistant Treasurer (2022 – 2023)	Chief Operating Officer, EA Advisers (2022–present); Assistant Vice President, U.S. Bank Global Fund Services (2018–2022).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021–2023); Chief Compliance Officer, Snow Capital (2015–2021).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Since 2024	Senior Fund Operations Officer, EA Advisers (2023–present); Vice President, U.S. Bank Global Fund Services (2020–2023).
Marie L. Lostocco, CPA Born: 1985	Assistant Treasurer	Since 2025	Senior Fund Operations Officer, EA Advisers (2025–present); Vice President, BlackRock Corporation Inc. (2021–2025); Vice President, BlackRock Financial Management (2018–2021); Senior Audit Manager, Tait, Weller & Baker LLP (2008–2018).
Kyle Martinelli Born: 1993	Assistant Treasurer	Since 2025	Fund Operations Officer, EA Advisers (2025–present); Assistant Vice President, U.S. Bank Global Fund Services (2015–2025).
Trustee Qualifications
Information on the Trust’s Trustees and Officers appears above including information on the business activities of Trustees during the past five years. In addition to personal qualities, such as integrity, the role of an effective Trustee inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his duties and fiduciary obligations. The Board believes that the specific background of each Trustee evidences such ability and is appropriate to his serving on the Board. As indicated, Dr. Dorn holds an academic position in the area of finance. Dr. Pagano holds an academic position in the area of finance. Dr. Gray is the Founder and Executive Managing Member of the Adviser and Empirical Finance, LLC d/b/a Alpha Architect. Mr. Oguh is a financial technology entrepreneur, business executive and former mutual fund / ETF analyst.
Board Structure
Dr. Gray is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and, if present, meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel. Dr. Gray also serves as President of the Trust.
The Board believes that having an interested Chairman, who is familiar with the Adviser and its operations, while also having three-fourths of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form more than a majority of the Board and can request presentations and agenda topics at Board meetings.
The Board intends to hold four regularly scheduled meetings each year. The Board expects that such meetings will typically be held in person unless the Board determines that meeting by telephone or video conference is appropriate and permitted for the business being conducted at the applicable meeting. The Board may also hold special meetings, as needed, either in person, by telephone, or virtually (if permitted), to address matters arising between regular meetings. The Independent Trustees meet separately at each regularly scheduled in-person (or virtually, if permitted) meeting of the Board; during a portion of each such separate meeting management is not present. The Independent Trustees may also hold special meetings, as needed, either in person, by telephone, or virtually (if permitted).
The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees is appropriate under the circumstances. Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate. As part of this self-assessment, the Board will consider several factors, including the number of funds overseen by the Board, their investment objectives, and the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Fund Complex.
The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. As part of its oversight function, the Board monitors each of the Adviser’s and Sub-Adviser’s risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation reports and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, the Adviser, the Sub-Adviser, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.
The Board generally exercises its oversight as a whole but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.
Committees
The Board currently has two standing committees: an Audit Committee and a Nominating Committee. Each Independent Trustee serves on each of these committees.
Dr. Pagano serves as the Audit Committee Chairman. The purposes of the Audit Committee are to: (1) oversee generally the Fund Complex’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity and objectivity of the Fund Complex’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Fund Complex’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. For the fiscal year ended January 31, 2025, the Audit Committee met six times.
The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (“Interested Persons”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are Interested Persons of the Trust; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Committee will generally not consider potential candidates for nomination identified by shareholders. For the fiscal year ended January 31, 2025, the Nominating Committee did not meet as there were no Board vacancies.

Compensation of Trustees
The Trust’s officers and any interested Trustees receive no compensation directly from the Trust.
The Independent Trustees determine the amount of compensation that they receive. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because of the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other registered investment company complexes of comparable size.
Independent Trustees are paid an annual retainer for their services, including attendance at meetings of the Board. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. In addition, each Independent Trustee is entitled to reimbursement for reasonable out-of-pocket expenses for educational resources, including attending educational programs to stay informed about industry and regulatory developments. The Trust has no pension or retirement plan.
The table shows the compensation paid to Trustees for the fiscal year ended January 31, 2025 by the Fund Complex.*

	Compensation	Compensation Deferred	Total Compensation from the Fund Complex Paid to Trustee
Independent Trustees
Emeka O. Oguh	$134,333	$0	$134,333
Daniel Dorn	$148,583	$0	$148,583
Michael S. Pagano**	$148,583	$0	$148,583
Interested Trustee
Wesley R. Gray***	$0	$0	$0
* The Adviser, and not the Fund, is responsible for compensating the Trustees.
** Dr. Pagano receives additional compensation in his role as Audit Committee Chair.
*** Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.
Equity Ownership of Trustees
The following table sets forth the name and dollar range of equity securities of the Fund owned by Trustees as of December 31, 2025.(The Fund has not yet commenced operations).

Dollar Range of Equity Securities Owned
	Avos Global Equities ETF	Aggregate Dollar Range of Shares (All Funds in the Complex)
Independent Trustees
Emeka O. Oguh	None	$50,001-$100,000
Daniel Dorn	None	Over $100,000
Michael S. Pagano	None	Over $100,000
Interested Trustee
Wesley R. Gray	None	Over $100,000
As of the date of this SAI, the Fund had not commenced operations. Therefore, none of the Independent Trustees or their immediate family members beneficially owned any securities in the Fund. Further, as of the date of this SAI, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser, investment sub-adviser, or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser, investment sub-adviser, or principal underwriter of the Trust.

Codes of Ethics
The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. In addition, each of the Adviser and Sub-Adviser has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings (“IPOs”). Copies of the Codes of Ethics are on file with the SEC, and are available to the public.
Under the Adviser’s Code of Ethics, the personnel of the Adviser are permitted to invest in the same securities as held by the Fund. However, the trading of such investments is subject to blackout periods. While the Codes of Ethics are reasonably designed to prevent conflicts arising from personal securities transactions by access persons there can be no assurance that these policies and procedures will be effective.
Under its Code of Ethics, the personnel of the Sub-Adviser are permitted to invest in the same securities as held by the Fund. However, the trading of such investments is subject to blackout periods. While the Code of Ethics is reasonably designed to prevent conflicts arising from personal securities transactions by access persons there can be no assurance that these policies and procedures will be effective, however.
Proxy Voting
The Board has delegated authority for making voting decisions with respect to the portfolio securities of the Fund(s) to the Adviser, subject to the Board of Trustees’ continuing oversight. Under this authority, the Adviser is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Adviser has determined, generally, to vote such proxies in accordance with the Broadridge Shareholder Value Model Guidelines (“Broadridge Guidelines”), which are included in Appendix A to this SAI. As such, proxies of the Fund(s) will be voted by the Adviser in accordance with the Broadridge Guidelines unless the Adviser determines otherwise. The Adviser will identify any conflicts that exist between its interests and the Fund(s) by reviewing its relationship with the issuer of each security to determine if the Adviser or any of its employees has any financial, business or personal relationship with the issuer.
If a material conflict of interest exists, the Adviser will determine whether it is appropriate to disclose the conflict to the applicable Fund, to give such Fund an opportunity to vote the proxies itself, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation.
The Trust will annually disclose its complete proxy voting record for the year ended June 30 on Form N-PX. The Trust’s most recent Form N-PX is available without charge, upon request, by calling (215) 330-4476. The Trust’s Form N-PX also is available on the SEC’s website at www.sec.gov and on the Fund’s website at https://avosglobalequities.com.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
The Adviser owns all the initial Shares issued by the Fund prior to commencement of investment operations and the public launch of the Fund. The Fund had not commenced operations as of the date of this SAI.
Management ownership
The Fund had not commenced operations as of the date of this SAI.
INVESTMENT MANAGEMENT AND OTHER SERVICES
Investment Advisory Agreement
Under investment advisory agreements between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”), the Fund pays the Adviser a fee at an annualized rate, which is calculated daily and paid monthly, based on its average daily net assets, of 0.50%. The Adviser, in turn, compensates the Sub-Adviser from the management fee the Adviser receives. The Fund has not commenced operations prior to the date of this SAI and therefore, the Fund has not yet paid management fees to the Adviser.
The Adviser manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objective, policies and limitations of the Fund, subject to the general supervision and control of the Board. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a limited liability company organized under the laws of Pennsylvania. The address of the Adviser is 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073. The Adviser is wholly-

owned by Alpha Architect, LLC. The Adviser was founded in October 2013 and provides investment advisory services to the Fund, other exchange-traded funds, and Alpha Architect, LLC, its parent company.
The following table summarizes the affiliated persons of the Fund who are also affiliated persons of the Adviser.

NAME	FUND AFFILIATION	ADVISER AFFILIATION
Wesley R. Gray, Ph.D.	Trustee, Chairman of the Board, and President	Executive Managing Member and Chief Executive Officer
Michael D. Barolsky	Vice President and Secretary	Chief Legal Officer
Joshua J. Hinderliter	Vice President	General Counsel
Sean R. Hegarty, CPA	Treasurer	Chief Operating Officer
Jessica D. Leighty	Chief Compliance Officer	Chief Compliance Officer
Elizabeth A. Winske	Assistant Treasurer	Senior Fund Operations Officer
Marie L. Lostocco	Assistant Treasurer	Senior Fund Operations Officer
Kyle Martinelli	Assistant Treasurer	Fund Operations Officer
Under the Advisory Agreement, the Adviser bears all of the costs of the Fund, except for the advisory fee, payments under the Fund’s Rule 12b-1 Distribution and Service Plan (the “Plan”), brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
The Advisory Agreement with respect to a Fund will remain in effect for an initial term of two years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the vote of the Trustees or by a vote of a majority of the shareholders of such Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or Interested Persons of any person thereto, cast in person (or virtually, if permitted) at a meeting called for the purpose of voting on such approval. The Advisory Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to a Fund, by a majority of the outstanding shares of a Fund, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned.
Investment Sub-Adviser
The Trust, on behalf of the Fund, and the Adviser have retained Avos Capital Management, LLC, 1030 37th Ave E, Seattle, Washington 98112, to serve as sub-adviser for the Fund. Subject to the supervision and oversight of the Adviser and the Board, and pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for selecting the investments for the Fund in accordance with the investment objective, policies and limitations of the Fund. The Sub-Adviser is not responsible for selecting broker-dealers or placing the Fund’s trades. Rather, the Sub-Adviser constructs the overall portfolio and provides trading instructions to the Adviser and, in turn, the Adviser is responsible for selecting broker-dealers and placing the Fund’s trades.
For the services it provides to the Fund, the Sub-Adviser is entitled to receive a management fee, which is calculated daily and payable monthly, at an annual rate based on the Fund’s average daily net assets multiplied by the sub-advisory fee of 0.25%. The payment of a management fee by the Adviser to the Sub-Adviser is subject to the terms of the Fund sponsorship agreement described below.
The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) and holders of a majority of the outstanding Shares, in compliance with the 1940 Act. The Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or virtually if then-permitted) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by vote of a majority of the Board or, with respect to the Fund, by a majority of the outstanding Shares of the Fund, or by the Adviser, upon 60 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 60 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, fraud, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The following table summarizes the affiliated persons of the Fund that are also affiliated persons of the Sub-Adviser.

NAME	AFFILIATION WITH FUND	AFFILIATION WITH SUB-ADVISER
Gavin Walsh	Portfolio Manager	Partner
Josh Blanchfield	Portfolio Manager	Partner and Chief Investment Officer
Martin Hutter	Portfolio Manager	Partner and Director of Investments
The Fund is new and therefore the Adviser has not paid management fees to the Sub-Adviser as of the date of this SAI.
Sponsor
The Adviser has entered into a fund sponsorship agreement with the Sub-Adviser, under which the Sub-Adviser assumes the Adviser’s obligation to pay some of the Fund’s expenses, including its own sub-advisory fee. Although the Sub-Adviser has agreed to be responsible for paying some of the Fund’s expenses, the Adviser retains the ultimate obligation to the Fund to pay them. The Sub-Adviser will also provide marketing support for the Fund, including preparing marketing materials related to the Fund. For these services and payments, the Sub-Adviser is entitled to share in the potential profits generated by the management and operation of the Fund.
Custodian
U.S. Bank National Association (the “Custodian”), located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the Custodian of the Fund’s assets. The Custodian has agreed to: (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments and (3) make periodic reports to the Fund concerning the Fund’s operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
Administrator, Fund Accountant and Transfer Agent
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator” or “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator and Fund Accountant to the Fund. The Administrator provides the Fund with all required general administrative services, including, without limitation, clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, updates to registration statements, and all other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, the Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
U.S. Bancorp Fund Services, LLC also serves as the Transfer Agent of the Fund’s assets. The Transfer Agent has agreed to: (1) issue and redeem shares of the Fund in Creation Units, (2) make dividend and other distributions to shareholders of the Fund, (3) maintain shareholder accounts and (4) make periodic reports to the Fund. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs and transaction fees which are accrued daily and paid monthly by the Adviser from its fees.
The Fund has not commenced operations as of the date of this SAI and therefore does not have any information regarding fees paid to the Administrator to report as of the date of this SAI.
Securities Lending Agent
U.S. Bank National Association is the Fund’s securities lending agent. As of the date of this SAI, the Fund had not commenced operations and therefore did not have any securities lending information to report.
PORTFOLIO MANAGERS
The following table shows the number of other accounts managed by the portfolio managers and the reporting information is provided as of December 31, 2025:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Gavin Walsh
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	51	$273.53	0	$0
Josh Blanchfield
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$23.59	1	$22.64
Other Accounts	51	$273.53	0	$0
Martin Hutter
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	1	$22.64	1	$22.64
Other Accounts	0	0	0	0
The following table provides the dollar range of equity securities beneficially owned by the portfolio manager in the Fund as of December 31, 2025.

Dollar Range of Equity Securities Owned
Avos Global Equities ETF
Gavin Walsh	$0
Josh Blanchfield	$0
Martin Hutter	$0
The Fund had not commenced operation as of the date of this SAI.
Potential Conflicts of Interest
A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his/her management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.
Sub-Adviser – Portfolio Manager
The Sub-Adviser has established policies and procedures reasonably designed to ensure that the purchase and sale of securities among all accounts the Sub-Adviser manages are fairly and equitably allocated. There can be no assurance that these policies and procedures will be effective, however.
Compensation
Sub-Adviser – Portfolio Manager
Messrs. Walsh and Blanchfield’s compensation is comprised of both fixed and variable components – the variable component is a potential bonus that is dependent upon the overall profitability of the Sub-Adviser. Mr. Hutter’s compensation is entirely variable based on the overall profitability of the Sub-Adviser.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Brokerage Transactions
Depending on prevailing market conditions, portfolio changes will generally be implemented through in-kind transactions (including a Cash Component or Cash Redemption Amount as applicable) for Creation Units or, in certain limited circumstances, through cash-only transactions for Creation Units. In connection with an in-kind component, the Adviser may nonetheless execute brokerage transactions for the Fund and the Fund may incur brokerage commissions, particularly during the early stages of the Fund’s development or in the case of transactions involving realized losses. In connection with the cash component (or with an all-cash transaction), the Adviser will execute brokerage transactions for the Fund in connection with portfolio changes. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark-up or reflect a dealer’s mark-down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.
In addition, the Adviser may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.
The Fund has not commenced operations as of the date of this SAI and therefore does not have any information to report regarding brokerage commissions it has paid.
Brokerage Selection
The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Adviser may not select a broker-dealer based on the lowest commission rate available for a particular transaction. The Adviser does not currently use soft dollars.
Brokerage with Fund Affiliates
Although not expected, the Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the Investment Company Act, the 1934 Act and rules promulgated by the SEC. Under the Investment Company Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Fund, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.
The Fund has not commenced operations as of the date of this SAI and therefore have not executed brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser, or the Distributor.
Securities of “Regular Broker-Dealers”
The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the Investment Company Act) that the Fund may hold at the close of its most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.
The Fund has not commenced operations as of the date of this SAI and therefore does not hold any securities of “regular broker dealers.”

THE DISTRIBUTOR
PINE Distributors LLC (the “Distributor”), located at 501 S. Cherry Street, Suite 610, Denver, Colorado 80246, serves as the Distributor for the Funds.
Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Transactions in Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.
The Board has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, the Fund is authorized to pay an amount of 0.25% of its average daily net assets each year for certain distribution-related activities. The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. No fees are currently paid by any Fund under the Plan. In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis. If fees were charged under each Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.
The Plan will remain in effect for a period of one year and is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees, and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (the “Rule 12b-1 Trustees”), cast in person (or virtually, if permitted) at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by the Fund unless such amendment is approved by an Investment Company Act majority vote of the outstanding shares and by the Fund Trustees in the manner described above. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by an Investment Company Act majority vote of the outstanding shares.
ACCOUNTING AND LEGAL SERVICE PROVIDERS
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.
Legal Counsel
Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust.
ADDITIONAL INFORMATION CONCERNING SHARES
Organization and Description of Shares of Beneficial Interest
The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on October 11, 2013 and has authorized capital of an unlimited number of Shares of beneficial interest of no par value that may be issued in more than one class or series. Currently, the Trust consists of multiple series, including each Fund discussed in this SAI (“each Fund”). The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders if the Investment Company Act does not require such a meeting, which it does not. Generally, there will not be annual meetings of Trust shareholders, but if requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of shareholders for the purpose of electing Trustees, provided that the Shareholders requesting such meeting shall have paid the Trust the reasonably estimated cost of preparing and mailing the notice thereof.
All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights. The Trust’s Agreement and Declaration of Trust confers upon the Board the power to alter the number of Shares constituting a Creation Unit or to specify that Shares may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the NAV of each Fund.

The Trust’s Agreement and Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Agreement and Declaration of Trust provides for indemnification out of each Fund’s property for all loss and expense of such Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the applicable Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.
If the applicable Fund does not grow to a size to permit it to be economically viable, a Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.
Book Entry Only System
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”
DTC acts as securities depository for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.
DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, NYSE Amex Equities and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant, directly or through one or more intermediaries, as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Fund distributions shall be made to DTC or Cede & Co., as the registered holder of all Shares. DTC or Cede & Co., upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions, though there can be no guarantee that such services would be available at a comparable cost.

Transactions In Creation Units
Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. No Fund will issue fractional Creation Units, except in conjunction with a merger or reorganization or for the receipt of securities in-kind at the commencement of the Fund’s operations.
The Board may declare a split or a consolidation in the number of Shares outstanding of a Fund or the Trust and make a corresponding change in the number of Shares in a Creation Unit.
To purchase or redeem any Creation Units from a Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be a member or participant of a clearing agency registered with the SEC and have a written agreement (a “Participant Agreement”) with the applicable Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units.
Transactions by an Authorized Participant that is a participant in the Continuous Net Settlement System (“Clearing Process”) of the NSCC using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a participant in DTC with access to the DTC system (“DTC Participant”) using the DTC system are referred to as transactions “outside the Clearing Process.”
Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges. There are expected to be a limited number of Authorized Participants at any one time.
Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.
Purchasing Creation Units
Shares may be purchased only in Creation Units at their NAV next determined after receipt of a purchase request in proper form by the applicable Fund through the Distributor and only on a Business Day.
Fund Deposit. The consideration for a Creation Unit of a Fund is the “Fund Deposit”. The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component (computed as described below), or an all cash payment (“Cash Value”), as determined by the Adviser to be in the best interest of the applicable Fund. The standard Fund Deposit with respect to each Fund can be found in the table at the end of this section (the “Order Information Table”).
The Cash Component will typically include an amount reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket (“Balancing Amount”). If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to the applicable Fund. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, the Fund pays the Balancing Amount to the purchaser. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.
The Transfer Agent, in a portfolio composition file sent via the NSCC, generally makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security (or contracts of each option) in the In-Kind Creation Basket to be included in the current Fund Deposit for the applicable Fund (based on information about such Fund’s portfolio at the end of the previous Business Day) (subject to amendment or correction). If applicable, the Transfer Agent, through the NSCC, also makes available on each Business Day the estimated Cash Component or Cash Value per Creation Unit based on the previous Business Day.
The announced Fund Deposit is applicable, subject to any adjustments as described below, for purchases of Creation Units of a Fund until such time as the next-announced Fund Deposit is made available. From day to day, the composition of the In-Kind Creation Basket may change as, among other things, corporate actions and investment decisions by the Adviser are implemented for the applicable Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the applicable Fund, and such Fund’s determination shall be final and binding. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit.
Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.
Cash in lieu. Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Component to replace any security in the In-Kind Creation Basket. Each Fund may permit or require cash in lieu when, for example, the securities in the In-Kind Creation Basket may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, each Fund may permit or require cash in lieu when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more securities in the In-Kind Creation Basket. Each Fund will comply with the federal securities laws in accepting securities in the In-Kind Creation Basket, including the securities in the In-Kind Creation Basket that are sold in transactions that would be exempt from registration under the 1933 Act.
In all cases, cash and securities should be transferred to the applicable Fund by the “Settlement Date,” which, unless extended as noted below, is generally the Business Day immediately following the Transmittal Date (as defined below). The Settlement Date may be extended if deemed to be in the best interests of the applicable Fund and its shareholders by the Adviser. Persons placing custom orders or orders involving Cash Value should be aware of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may delay the delivery of cash and securities by the Settlement Date.
Placement of Creation Orders. All purchase orders must be placed by or through an Authorized Participant. To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor. In-kind (portions of) purchase orders will be processed through the Clearing Process when it is available. The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC Participants that are also participants in the Clearing Process of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. Certain orders for a Fund may be made outside the Clearing Process. In-kind deposits of securities for such orders must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities) and/or through such other arrangements allowed by the Trust or its agents.
Orders Using the Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day that the next NAV of the applicable Fund is calculated (the “Transmittal Date”) if (i) such order is received by the Distributor by the applicable cut-off time (see the Order Information Table below) and (ii) all other procedures set forth in the Participant Agreement are properly followed. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described below.
Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket (whether standard or custom) through DTC to the relevant Trust account by 11:00 a.m., Eastern time (the “DTC Cut-Off Time”) on the Business Day immediately following the Transmittal Date (unless extended as described herein). The amount of cash equal to the Cash Component, along with any cash in lieu and Transaction Fee (see Transaction Fees below and the Order Information Table below), must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein). The delivery of corporate securities through DTC must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein). The delivery of government securities through the Federal Reserve System must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein).
An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the applicable cut-off time (see Purchase and Redemption Cut-Off Times below and the Order Information Table below) and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time (unless extended as described herein) and the Cash Component and applicable Transaction Fee by the appointed time, such order may be canceled. Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. Generally, the delivery of Creation Units so created will generally occur no later than the Business Day following the day on which the order is deemed received by the Distributor. The Settlement Date may be extended if deemed to be in the best interests of the applicable Fund and its shareholders by the Adviser. Authorized Participants that submit a canceled order will be liable to the applicable Fund for any losses resulting therefrom.
Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the applicable Fund to maintain an account into which an Authorized Participant may deliver the Fund Deposit (or cash in lieu), with adjustments determined by the applicable Fund, will then provide information of the order to such local sub-custodian(s). The Authorized Participant must also make available on or before the Settlement, by means satisfactory to the applicable Fund, immediately available or same day funds in U.S. dollars estimated by the applicable Fund to be sufficient to pay the Cash Component and Transaction Fee.
While, as stated above, Creation Units are generally delivered the Business Day following the day on which the order is deemed received by the Distributor, except the applicable Fund may settle Creation Unit transactions on a basis other than the one described above to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.
Acceptance of Orders for Creation Units. The Trust reserves the right to reject a creation order transmitted to it by the Distributor with respect to a Fund if: (i) the order is not in proper form; (ii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iii) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (iv) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor, and Adviser make it practically impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods, or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its or the Trust’s rejection of the order. Each Fund, the Custodian, any sub-custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, and they shall not incur any liability for the failure to give any such notification.
Issuance of a Creation Unit. Once a Fund has accepted a creation order, upon next determination of the applicable Fund’s NAV, such Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.
Except as provided below, a Creation Unit will not be issued until the applicable Fund obtains good title to the In-Kind Creation Basket securities and the Cash Component, along with any cash in lieu and Transaction Fee.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
With respect to orders involving foreign securities, when the applicable local sub-custodian(s) has confirmed to the Custodian that the In-Kind Creation Basket (or cash in lieu) has been delivered to the applicable Fund’s account at the applicable sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and such Fund will issue and cause the delivery of the Creation Unit.
Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value, as adjusted from time to time by the Adviser, of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed.
To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 105% (as adjusted by the Adviser) of the daily marked-to-market value of the missing securities. To the extent that either (i) such securities are still not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or (ii) a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the applicable Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust.
Cash Purchase Method. When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Fund Deposit. In addition, cash purchases may be subject to Transaction Fees as described below. A cash purchase may cause a Fund to incur certain costs that it would not have had the purchase been in-kind. These costs may include brokerage costs, execution, price movement and other costs and expenses related to the execution of trades by such Fund. To the extent that these costs are not offset by the Transaction Fees, the applicable Fund’s NAV will be negatively impacted.
Redeeming Creation Units
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by each Fund through the Distributor and only on a Business Day.
Fund Redemptions. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount (computed as described below), or the Cash Value, in all instances equal to the value of a Creation Unit.
There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.
The Cash Redemption Amount will typically include a Balancing Amount, reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, each Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to each Fund.
The composition of the In-Kind Creation Basket will normally be the same as the composition of the In-Kind Redemption Basket. Otherwise, the In-Kind Redemption Basket will be made available by the Adviser or Transfer Agent. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Redemption.
In lieu of an In-Kind Redemption Basket and Cash Redemption Amount, Creation Units may be redeemed consisting solely for the Cash Value if permitted or required by each Fund in its sole discretion. Such redemptions for each Fund may be subject to a variable charge, as explained below. If applicable, information about the Cash Value will be made available by the Adviser or Transfer Agent.
From day to day, the composition of the In-Kind Redemption Basket may change as, among other things, corporate actions are implemented for each Fund’s portfolio. All questions as to the composition of the In-Kind Redemption Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by each Fund, and each Fund’s determination shall be final and binding.
The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of each Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.
Cash in lieu. Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Redemption Amount to replace any security in the In-Kind Redemption Basket. Each Fund may permit or require cash in lieu when, for example, the securities in the In-Kind Redemption Basket may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, each Fund may permit or require cash in lieu when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more securities in the In-Kind Redemption Basket. Each Fund will comply with the federal securities laws in satisfying redemptions with the applicable In-Kind Redemption Basket, including the securities in the In-Kind Redemption Basket that are sold in transactions that would be exempt from registration under the 1933 Act.
Placement of Redemption Orders. Redemptions must be placed to the Transfer Agent through the Distributor. In addition, redemption orders must be processed either through the DTC process or the Clearing Process. To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption order to the Distributor.
An Authorized Participant submitting a redemption order is deemed to represent to each Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation

Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares in the Creation Unit to be redeemed have not been borrowed, loaned, or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement, or such other arrangement which would preclude the delivery of such Shares to the applicable Fund. Each Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the applicable Fund. If the Authorized Participant, upon receipt of a verification report, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by the applicable Fund.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Standard Cut-Off Time, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of each Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Standard Cut-Off Time will be deemed received on the Transmittal Date and will be effected at the NAV determined on such Transmittal Date. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the applicable Fund, together with such additional information as may be required by the Distributor. Cash Redemption Amounts will be delivered using either the Clearing Process or the Federal Reserve System. The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the second NSCC business day following the date on which such request for redemption is deemed received.
Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Standard Cut-Off Time; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date (unless extended as described herein) and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein); and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and/or any Cash Redemption Amount owed to the redeeming party by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.
Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption order, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to each Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the securities are customarily traded and to which such securities (and any cash in lieu) can be delivered from the applicable Fund’s accounts at the applicable local sub-custodian(s).
The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Standard Cut-Off Time on the Transmittal Date, and the requisite number of Shares of the applicable Fund are delivered to the Custodian prior to the DTC Cut-Off Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either: (i) the requisite number of Shares of the applicable Fund are not delivered by the DTC Cut-Off Time, as described below, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Transmittal Date provided that the Shares of the applicable Fund are delivered through DTC to the Custodian by 11:00 a.m., Eastern time, the following Business Day pursuant to a properly submitted redemption order.
If it is not possible to effect deliveries of the securities in the In-Kind Redemption Basket, the Trust may in its discretion exercise its option to redeem Shares in cash, and the redeeming beneficial owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the applicable Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the applicable Fund next determined after the redemption request is received in proper form (minus a Transaction Fee, including a variable charge, if applicable, as described below).
The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the In-Kind Redemption Basket, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for the In-Kind Redemption Basket will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific securities in the In-Kind Redemption Basket upon redemptions or could not do so without first registering the securities in the In-Kind Redemption Basket under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the In-Kind Redemption Basket applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.
Delivery of Redemption Basket. Once the applicable Fund has accepted a redemption order, upon next determination of that Fund’s NAV, that Fund will confirm the issuance of an In-Kind Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash in lieu and Transaction Fee, if applicable. A Creation Unit tendered for redemption and the payment of the Cash Redemption Amount, any cash in lieu and Transaction Fee, if applicable, will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.
Cash Redemption Method. When cash redemptions of Creation Units are available or specified for the applicable Fund, at that Fund’s sole discretion, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the In-Kind Redemption Basket minus any Transaction Fees, if applicable. Cash redemptions may cause the applicable Fund to incur certain costs that it would not have had had the redemption been in-kind. These costs may include brokerage costs, execution, price movement and other costs and expenses related to the execution of trades by the applicable Fund, including taxable gains or losses it might not have incurred if the redemption had been in-kind. To the extent that these costs are not offset by the Transaction Fees, the applicable Fund’s NAV will be negatively impacted.
Purchase and Redemption Cut-Off Times
All orders and redemptions involving cash in lieu are considered to be “custom.” All other orders and redemptions are considered “standard.” Order cut-off times for standard and custom orders are as shown in the Order Information Table below. On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time (whether standard or custom) is expected to be similarly earlier than normal.
If indicated in the Order Information Table below, orders to purchase Shares directly from the indicated Fund(s) on the next Business Day must be submitted as a “Future Dated Trade” for one or more Creation Units between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day and in the manner set forth in the Participant Agreement and/or applicable order form. Such order window is referred to as a “T-1” order window. For such Future Dated Trades, the Transmittal Date will be the Business Day following the date that the order is submitted. For example, to place an order for such a Fund to receive the NAV of the Fund calculated on a Wednesday, the order would need to be submitted as a Future Dated Trade between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the preceding Tuesday.
Transaction Fees
Authorized Participants may be required to pay a Transaction Fee as set forth in the Order Information Table below to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions.
The Standard Transaction Fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the applicable Fund effected through the Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). A Transaction Fee of up to four times the standard fee may apply to creation and redemption transactions that occur outside the Clearing Process. As shown in the Order Information Table below, certain Fund Deposits consisting of cash-in-lieu or Cash Value may be subject to a variable charge, which is payable to the applicable Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fee. The Standard Transaction Fee may be waived on certain orders if the Trust’s custodian has determined to waive the Transaction Fees associated with the order or another party, such as the Adviser, has agreed to pay such fee. The Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders, e.g., for cash creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order.
The Fund may adjust the Transaction Fee from time to time. The Standard Transaction Fee is based, in part, on the number of holdings in the applicable Fund’s portfolio and may be adjusted periodically if the number of holdings change. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets to (and from) the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee by such intermediary for such services.
Order Information Table

Fund	Ticker	Standard Order Cut-Off Time	Custom Order Cut-Off Time	Standard Transaction Fee	Standard Fund Deposit
Avos Global Equities ETF	AVOS	4:30 p.m.- 5:30 p.m. ET (T-1)	4:30 p.m.- 5:30 p.m. ET (T-1)	$1,250	In-Kind
DETERMINATION OF NET ASSET VALUE
The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.
The Fund calculates its NAV per Share by:
•Taking the current market value of its total assets,
•Subtracting any liabilities, and
•Dividing that amount by the total number of Shares owned by shareholders.
If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.
Because securities listed on foreign exchanges may trade on weekends or other days when the Fund does not price its Shares, the NAV of the Fund, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.
Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents using current exchange rates deemed appropriate for the Fund, which approximates fair value.
If a market price is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
Subject to its oversight, the Board has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to the Adviser, pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports.
Repurchase agreements are generally valued at par. Pricing services will be used to determine the value of a fixed income investment. In certain circumstances, short-term instruments may be valued on the basis of amortized cost.
Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus.
TAXES
The following is a summary of certain additional material tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
This “Taxes” section is based on the Code and applicable U.S. Treasury Regulations in effect on the date of this SAI. Future legislative, regulatory, or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust (“REIT”), insurance company, regulated investment company (“RIC”), individual retirement account (“IRA”), other tax-exempt entity, dealer in securities, or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax. Unless otherwise noted, this discussion assumes Shares are held by U.S. shareholders and that such Shares are held as capital assets.
A U.S. shareholder is a beneficial owner of Shares of the Fund that is for U.S. federal income tax purposes:
•a citizen or individual resident of the United States (including certain former citizens and former long-term residents);
•a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;
•an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
•a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or the trust has a valid election in effect under applicable U.S. Treasury Regulations to be treated as a U.S. person.
A “Non-U.S. investor” is a beneficial owner of Shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A partner of a partnership holding the Shares should consult its own tax advisor with respect to the purchase, ownership and disposition of Shares by the partnership.
The description below is for general information only and is not tax advice. All investors should consult their own tax advisors as to the U.S. federal, state, local and foreign tax provisions applicable to them.
Taxation of the Fund
The Fund is treated as a separate corporation for U.S. federal income tax purposes. Losses in the Fund do not offset gains in another fund in the Fund Complex and the requirements (other than certain organizational requirements) for qualifying for RIC status as described below are determined at the Fund level rather than the Trust level.
The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a RIC under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to U.S. federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

To qualify for treatment as a RIC, the Fund must satisfy the following requirements:
•Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
•Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”). See “Tax Treatment of Portfolio Transactions – Investments in Partnerships and QPTPs” below.
•Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (i) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (ii) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.
If the Fund fails this Income Requirement as long as such failure was due to reasonable cause and not willful neglect it is subject to a penalty for non-compliance, which is generally the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.
Similarly, if the Fund fails the Asset Diversification Test and the failure is not de minimis, the Fund can cure failure if: (i) it files with the U.S. Treasury Department a description of each asset that caused it to fail the Asset Diversification Test; (ii) the failure is due to reasonable cause and not willful neglect; and (iii) the failure is cured within six months (or such other period specified by the U.S. Treasury Department). In such cases, a tax is imposed on the Fund equal to the greater of: (i) $50,000 or (ii) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of Asset Diversification Test failure by the assets that caused the Fund to fail the Asset Diversification Test.
In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. Certain aspects of equalization accounting are uncertain under current law. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for U.S. federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a RIC the effect of which is described in the following paragraph.
If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) would be subject to U.S. federal income tax at regular corporate rates, regardless of whether such income was distributed. Distributions to the Fund’s shareholders of such income and gain would not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends-received deduction available to corporate U.S. shareholders, and non-corporate U.S. shareholders would generally be able to treat such distributions as qualified dividend income eligible for preferential rates of U.S. federal income taxation, if holding period and other requirements are satisfied. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of a shareholder’s tax basis in its Shares, and any remaining distributions would be treated as capital gain. Failure to qualify as a RIC would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a RIC in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such a course of action to be beneficial to shareholders.
To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the Income Requirement, the Asset Diversification Test, and the Distribution Requirement for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent five years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.
Portfolio Turnover. For investors that hold their Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions – Distributions of Capital Gain” below. For Non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends” and “Short-Term Capital Gain Dividends and Interest Related Dividends” below.
Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.
Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions – Distributions of Capital Gain” below). A “qualified late year loss” includes:
(1)any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
(2)the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.
The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.
Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest U.S. federal corporate tax rate (currently 21%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.
U.S. Federal Excise Tax. To avoid a 4% non-deductible U.S. federal excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for U.S. federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay the U.S. federal excise tax.
Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.
Purchase of Shares. As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
Taxation of Fund Distributions
This section applies to U.S. shareholders.
The Fund anticipates distributing all or substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). The Fund will send you information annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.
Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of the Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “– Qualified Dividend Income for Individuals” and “– Dividends-Received Deduction for Corporations.”
Distributions of Capital Gain. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate U.S. federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its Shares; any excess will be treated as gain from the sale of its Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in its Shares (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs (see, “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs” below).
Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.
Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. A “qualified fund of funds” is a RIC that has at least 50% of the value of its total assets invested in other RICs at the end of each quarter of the taxable year. If the Fund satisfies this alternative qualification threshold, it should also be eligible to make this election. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
Medicare Tax. A 3.8% U.S. federal Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (i) the shareholder’s net investment income or (ii) the amount by which the shareholder’s modified adjusted gross income exceeds certain thresholds based on filing status. This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.
Alternative Minimum Tax. As a RIC, the Fund will be subject to the alternative minimum tax (“AMT”), but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect U.S. shareholders’ AMT liabilities. The Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income, determined without regard to the dividends paid deduction.
Tax-Exempt Shareholders. A tax-exempt U.S. shareholder could recognize unrelated business taxable income (“UBTI”) by virtue of its investment in the Fund if Shares constitute debt-financed property in the hands of the tax-exempt U.S. shareholder. Furthermore, a tax-exempt U.S. shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. A CRT that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognize “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share that recognize “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their own tax advisor concerning the consequences of investing in the Fund.
Sales and Redemption of Shares
This section applies to U.S. shareholders.
Sales and redemptions (including redemptions in kind) of Shares are taxable transactions for U.S. federal and state income tax purposes. If you redeem your Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.
Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might not be deductible.
Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it would had it redeemed Creation Units in-kind.
Tax Basis Information. The Fund is required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. If you hold your Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.
The Fund has selected the highest cost method to calculate cost basis information. Highest cost is a tax lot identification method that selects the Shares with the highest price for sale. It is specifically designed to limit gains. Under the highest cost method, the shareholder’s tax lot with the highest cost basis is sold first so as to minimize gains or maximize losses, depending on market movement since the purchase date.
The highest cost method does not consider the length of time you held your Shares. If your Shares consist of several tax lots and they consist of both long- and short-term holdings, highest cost may deliver the lowest gains but not the lowest tax rate, due to the difference between short- and long-term capital gains tax rates.
When selling at a loss, highest cost also fails to distinguish between two positions that may be similar in cost where one is a long-term holding and the other is a short-term holding. You may want to consult a tax advisor as to whether or not the use of the short-term holding is better for your particular situation. Should the market price of the security rise over time, holding the long-term tax lot will mean you will be taxed at long-term capital gains rates, should you sell those securities for a profit. Highest cost is generally an attractive methodology for short-term holdings, except when the market has risen dramatically.
Wash Sales. All or a portion of any loss that you realize on a redemption of your Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.
Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.
Reportable Transactions. Under U.S. Treasury Regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of certain threshold amounts, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these Treasury Regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their own tax advisors to determine the suitability of Shares as an investment through such plans, and the precise effect of an investment on their particular tax situation.
If you invest in the Fund through an IRA or other retirement plan, you should consult with your own tax advisor on the applicable rules for such IRA or retirement plan with respect to plan qualification requirements, limits on contributions and distributions, and required distributions from IRAs and retirement plans. As an example, there could be tax penalties on distributions from an IRA or retirement plan prior to age 59-1/2. Certain minimum distribution requirements may also apply to IRAs or retirement plans. Failure to follow these requirements and other applicable requirements may result in significant additional taxes and penalties. It is your responsibility to ensure that you comply with these and other requirements.
Tax Treatment of Portfolio Transactions
Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Objective, Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization, of certain gains or losses.
Certain Fixed Income Investments. Gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If the Fund purchases a debt obligation (such as a zero-coupon security or payment-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, the Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Shares.
Higher-Risk Securities. To the extent such investments are permissible for the Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.
Interest paid on debt obligations owned by the Fund, if any, that are considered for U.S. federal income tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.
Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund’s ordinary income distributions to you and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.
PFIC Investments. The Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. The designation of a foreign security as a PFIC security will cause its income dividends to not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such Shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by the Fund from a partnership that is not a qualified publicly traded partnership (“QPTP”) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. While the rules are not entirely clear with respect to the Fund investing in a partnership outside a master-feeder structure, for purposes of testing whether the Fund satisfies the Asset Diversification Test, the Fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (i) the interests in which are traded on an established securities market, (ii) that is treated as a partnership for U.S. federal income tax purposes, and (iii) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by the Fund from an interest in a QPTP will be treated as qualifying income, but the Fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause the Fund to fail to qualify as a RIC. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to the Fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
Securities Lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For U.S. federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for qualified dividend income nor the dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.
Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the security. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.
Investments in ETFs. To the extent the Fund invests in ETFs, the Fund generally intends to invest in ETFs that are taxable as RICs under the Code. Accordingly, the income the Fund receives from such ETFs should be qualifying income for purposes of the Fund satisfying the “Income Requirement” (as defined above under the heading “Taxes”). However, the Fund may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the Income Requirement. The Fund anticipates monitoring its investments in such ETFs so as to keep the Fund’s non-qualifying income within acceptable limits of the Income Requirement, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Fund to inadvertently fail the Income Requirement thereby causing the Fund to fail to qualify as a RIC. In such a case, the Fund would be subject to the rules described above.
Investments in Securities of Uncertain Tax Character. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to RICs under the Code.
Options, Futures and Forward Contracts, Straddles, and Swap Agreements. Some of the options, futures contracts, forward contracts, and swap agreements used by the Fund may be considered “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% U.S. federal excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.
Generally, hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the amount, timing and character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the Fund’s taxable income for the taxable year in which such losses are realized. Because only a few U.S. Treasury Regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to the Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Fund which generally would be taxed as ordinary income when distributed to shareholders.
The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.
The key features of the straddle rules are as follows:
•The Fund may have to wait to deduct any losses. If the Fund has a capital gain in one position of a straddle and a capital loss in the other, the Fund may not recognize the loss for U.S. federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if the Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.
•The Fund’s capital gain holding period may get clipped. The moment the Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If the Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.
•Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.
•The Fund may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible but must be capitalized (added to cost basis).
Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which generally will be taxed to shareholders either as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the Fund that did not engage in such hedging transactions.
Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner they deem to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a RIC might be affected. The Trust intends to monitor developments in this area.
Certain requirements that must be met under the Code in order for the Fund to qualify as a RIC, including the Income Requirement and Asset Diversification Test applicable to the Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.
In addition, the use of swaps or other derivatives could adversely affect the character (capital gain vs. ordinary income) of the income recognized by the Fund for U.S. federal income tax purposes, as well as the amount and timing of such recognition, as compared to a direct investment in underlying securities, and could result in the Fund’s recognition of income prior to the receipt of any corresponding cash. As a result of the use of swaps and derivatives, a larger portion of the Fund’s distributions may be treated as ordinary income than would have been the case if the Fund did not enter into such swaps or derivatives. The tax treatment of swap agreements and other derivatives may also be affected by future legislation or U.S. Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions made by the Fund.
Short Sales. The Fund may engage in short sales of securities. In general, gain or loss on a short sale is recognized when the Fund closes the short sale by delivering the borrowed securities to the lender, not when the borrowed securities are sold. Short sales may increase the amount of short-term capital gain realized by the Fund, which generally would be taxed as ordinary income when distributed to shareholders. In addition, these rules may terminate the holding period of “substantially identical property” held by these Funds. Moreover, a loss recognized by the Fund on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. The Fund generally will not be permitted to deduct payments made to reimburse a lender of securities for dividends paid on borrowed securities if the short sale is closed on or before the 45th day after the Fund enters into the short sale. Short sales also may be subject to the “Constructive Sales” rules, discussed below.
Constructive Sales. Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be subject to tax on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.
Investments in REITs and REMICs. The Fund may invest in REITs. Such investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
As discussed above, the Fund or some of the REITs in which the Fund may invest may be permitted to hold senior or residual interests in REMICs or debt or equity interests in TMPs. Generally, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. Excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual or TMP interest directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute UBTI to entities (including a qualified pension plan, an IRA, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. investor, will not qualify for any reduction in U.S. federal withholding tax.
If at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a RIC earning excess inclusion income, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. corporate federal income tax rate. It is not expected that a substantial portion of the Fund’s assets will be residual interests in REMICs. Additionally, the Fund does not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.
Investments in Commodities. The Fund may invest in physical commodities, exchange-traded commodities (“ETCs”), ETFs that are not taxable as RICs under the Code that in turn invest in commodities, or other direct or indirect exposure to commodities. The income the Fund receives from such commodity-related investments will generally not be qualifying income for purposes of the Fund satisfying the Income Requirement (as defined above under the heading “Taxes”). The Fund anticipates monitoring such commodity-related investments so as to keep the Fund’s non-qualifying income within acceptable limits of the Income Requirement. However, it is possible that such non-qualifying income will be more than anticipated which could cause the Fund to inadvertently fail the Income Requirement thereby causing the Fund to fail to qualify as a RIC. In such a case, the Fund would be subject to the rules described above.
Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments is currently uncertain and may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must satisfy the Income Requirement. On May 1, 2017, the IRS published a series of revocations of private letter rulings that had been issued to RICs. In each of the revocations, at least one of the rulings requested in the original private letter ruling was that the income from a commodity-linked note was qualified income for the purposes of the Income Requirement. Although the original rulings were favorable, the IRS indicated in the revocations that the rulings were not in accord with the current views of the IRS. If, as a result of any adverse future legislation, Treasury Regulations, and/or guidance issued by the IRS, the income of the Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to U.S. federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

Backup Withholding
By law, the Fund may be required to backup withhold a portion of your taxable dividends and sales proceeds unless you:
•provide your correct social security or taxpayer identification number,
•certify that this number is correct,
•certify that you are not subject to backup withholding, and
•certify that you are a U.S. person (including a U.S. resident alien).
The Fund also must backup withhold if the IRS instructs it to do so. When backup withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.
Non-U.S. Investors
This section applies to Non-U.S. investors.
Non-U.S. investors may be subject to U.S. federal withholding and estate tax and are subject to special U.S. federal tax certification requirements. Non-U.S. investors should consult their own tax advisors about the applicability of U.S. federal tax withholding and the use of the appropriate forms to certify their status.
In General. The United States imposes a flat 30% federal withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends, paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. federal withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Shares, will be subject to U.S. federal backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Capital Gain Dividends. In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax.
Short-Term Capital Gain Dividends and Interest-Related Dividends. Short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), generally are not subject to U.S. federal withholding tax. Similarly, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources generally are not subject to U.S. federal withholding tax. “Qualified interest income” includes, in general, U.S. source (i) bank deposit interest, (ii) short-term original discount, (iii) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (iv) any interest-related dividend from another RIC. The Fund reserves the right to not report amounts of short-term capital gain dividends or interest-related dividends. Additionally, the Fund’s reporting of short-term capital gain dividends or interest-related dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.
Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to Non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. federal withholding tax. Non-U.S. investors may be subject to U.S. federal withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a Non-U.S. investor, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or corporations and require the filing of a nonresident U.S. federal income tax return.
Investment in U.S. Real Property. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. federal tax on disposition of a U.S. real property interest (“USRPI”) as if they were U.S. persons. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, which may trigger FIRPTA gain to the Fund’s Non-U.S. investors.
The Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity. A RIC will be classified as a qualified investment entity only with respect to any distribution by the RIC which is attributable directly or indirectly to a distribution to the RIC from a U.S. REIT (“FIRPTA distribution”) and if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (“USRPHCs”). If a RIC is a qualified investment entity and the Non-U.S. investor owns more than 5% of a class of Shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the Non-U.S. investor is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. federal withholding tax at a rate of 15%, and requiring the Non-U.S. investor to file a nonresident U.S. income tax return. In addition, even if the Non-U.S. investor does not own more than 5% of a class of Shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.
It is currently unclear whether Congress will extend the look-through rules previously in effect before January 1, 2014 for distributions of FIRPTA gain to other types of distributions on or after January 1, 2014 from a RIC to a Non-U.S. investor from the RIC’s direct or indirect investment in USRPI or what the terms of any such extension would be, including whether such extension would have retroactive effect.
U.S. Estate Tax. Transfers by gift of Shares by a Non-U.S. investor who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a Non-U.S. investor will nevertheless be subject to U.S. federal estate tax with respect to Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. federal estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate.
U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to Non-U.S. investors both to avoid U.S. federal backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a Non-U.S. investor, you must provide an applicable Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, U.S. federal withholding as a resident of a country with which the United States has an income tax treaty. Certain payees and payments are exempt from U.S. federal backup withholding.
The tax consequences to a Non-U.S. investor entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. investors are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.
Foreign Account Tax Compliance Act (“FATCA”). Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by the Fund and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares paid by the Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (a) certifies that it has no substantial U.S. persons as owners or (b) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA, generally on an applicable IRS Form W-8.
Effect of Future Legislation or Administrative Changes; Local Tax Considerations
The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the U.S. Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. investors may be subject to U.S. tax rules that differ significantly from those summarized above. At the time this SAI was being prepared, various administrative and legislative changes to the U.S. federal tax laws were under consideration. It is not possible to determine at this time whether any of these changes will take place or what the changes might entail. Shareholders are urged to consult their own tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.
FINANCIAL STATEMENTS
Financial Statements and Annual Reports will be available after the Fund has completed a fiscal period/year of operations. When available, you may request a copy of the Fund’s Annual Report at no charge by calling (215) 330-4476, or you may download the report from the Fund’s website at https://avosglobalequities.com.

Appendix A
A-1

Pl

Welcome as a new Proxy Policies and Insights data-driven template subscriber. As a template subscriber, you now have access to data driven guidelines at your fingertips when voting on proxies directly in Broadridge’s ProxyEdge platform. The process for creating the template for which you subscribed is detailed below: Share- holder Value Template (the “SV Template”)
The SV Template was created using the publicly disclosed vote records of top fund families, selected by Assets Under Management, and whose goal is to maximize shareholder value. The fund families used for the current version of the SV Template are:

·    BlackRock
·    Vanguard Asset Management
·    Fidelity Investments
·    State Street Global Advisors
·    Morgan Stanley Investment Management.
·    J.P. Morgan Asset Management
·    Allianz Global Investors
·    Capital Group
·    Goldman Sachs Asset Management
·    BNY Mellon Investment Management
·    PIMCO
·    Prudential Financial (PGIM)
·    Edwards Jones Investments
·    T. Rowe Price
·    Franklin Templeton

·    Northern Trust Asset Management
·    Invesco
·    Nuveen
·    Principal Global Investors
·    Ameriprise Financial
·    AllianceBernstein
·    Blackstone
·    MFS Investment Management
·    Affiliated Managers Group (AMG)
·    Dimensional Fund Advisors
·    Schwab Asset Management
·    Federated Hermes
·    MassMutual
·    Wells Fargo Asset Management (Allspring Global Investments)
·    Neuberger Berman

Broadridge has extracted meeting proposals, categorized, and linked all voting records from the N-PX filings of each such fund. Each recorded vote by the named institutions above was categorized based on the proposal type. The SV Template reflects the voting records for each proposal type, based on the following rules:
• If > 60% voted FOR the proposal, the SV Template reflects “FOR”;
• If between 40-60% vote FOR on the proposal, the SV Template reflects “WITH MANAGEMENT”;
• If <40% vote FOR the proposal, the SV Template reflects “AGAINST”;
• With respect to proposals with detailed data points (e.g., Election of Directors, Ratification of Audi-
tors, Proxy Access), the SV Template will reflect the most common voting policies; and
• With respect to merger proposals (Approve Merger Agreement and Approve Merger by Absorption) the SV Template will reflect Case by Case due to the need to evaluate the specific merger being represented.
• With respect to a number of proposal types with limited voting information from the N-PX filing to reflect FOR or AGAINST, the SV Template will reflect With Management as a default.
• With respect to the FOR percentage calculations, all “Not” votes shall be excluded.
Example of Rule Created for Provide Right to Call Special Meetings
~ 1K votes cast for Right to Call Special Meeting Proposals
~ 96% of votes cast were FOR
The SV Template will reflect proposals categorized as Provide Right To Call Special Meetings to vote “FOR”

Proposal Desc Provide Right to Call Special Meeting	Family Name AB Funds	For 33	Against 10	Abstain	Withold	Not	1 Year	2 Year	3 Year
Provide Right to Call Special Meeting	American Funds	11	2
Provide Right to Call Special Meeting	BlackRock Funds	66	1
Provide Right to Call Special Meeting	Fidelity Funds	258	9
Provide Right to Call Special Meeting	Franklin Templeton Funds	28
Provide Right to Call Special Meeting	Goldman Sachs Funds	37
Provide Right to Call Special Meeting	Invesco Funds	41	4
Provide Right to Call Special Meeting	JPMorgan Funds	66	8
Provide Right to Call Special Meeting	Morgan Stanley Funds	16	1
Provide Right to Call Special Meeting	Northern Funds	9
Provide Right to Call Special Meeting	PIMCO Funds	3	1
Provide Right to Call Special Meeting	Prudential Funds	49
Provide Right to Call Special Meeting	T Rowe Price Funds	108
Provide Right to Call Special Meeting	Vanguard Funds	237	6
The SV Template is reviewed on a regular basis and new rules and categories are created from time to time, always using the logic described above.
The SV Template only reflects the actual recorded voting behavior based on the logic described above. Sub-
scribers to SV Template are in no way obligated to vote using the SV Template results. Subscribers must use their own judgment when deciding how to vote on any proposal.
THE SV TEMPLATE DOES NOT PROVIDE ANY VOTING ADVICE OR RECOMMENDATION IN CONNECTION WITH ANY PROPOSAL.

Policy Rules

Proposal Type: Accept Consolidated Financial Statements and Statutory Reports
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Accept Financial Statements and Statutory Reports.
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Accept Financial Statements and Statutory Reports
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Accept/Approve Corporate Social Responsibility Report
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Acknowledge Proper Convening of Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Acquire Certain Assets of Another Company
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adjourn Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adjust Executive Compensation Metrics for Share Buybacks
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adjust/Remove Exclusive Venue Provision
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Anti Gross-up Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Cumulative Voting for the Election of the Members of the Board of Directors at this Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Adopt Double Voting Rights for Long-Term Registered Shareholders
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Fair Price Provision
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Fee Shifting Bylaws
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Holy Land Principles
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Majority Voting for Uncontested Election of Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt New Articles of Association/Charter
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt or Amend Board Powers/Procedures/Qualifications
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt or Increase Supermajority Vote Requirement for Amendments
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Adopt or Increase Supermajority Vote Requirement for Mergers
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt or Increase Supermajority Vote Requirement for Removal of Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Policy on 10b5-1 Trading Plans
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Adopt Policy on Bonus Banking
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Adopt Policy on Succession Planning
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Retention Ratio for Executives/Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Sexual Orientation Anti-Bias Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt the Jurisdiction of Incorporation as the Exclusive Forum for Certain Disputes
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt Transactions Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt, Renew or Amend NOL Rights Plan (NOL Pill)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt, Renew or Amend Shareholder Rights Plan (Poison Pill)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt/Amend Dividend Reinvestment Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt/Amend Nomination Procedures for the Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt/Implement CERES Principles
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adult Entertaining
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Advisory Vote on Golden Parachutes
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Advisory Vote on Say on Pay Frequency
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST more than 1 year	Domestic	The frequency with which an advisory vote for say on proposals Is Greater than or Equal to 2 Years	Against
2	Always VOTE 1 Year	Global / Domestic	Always	1 Year
3	Always Vote FOR	Global / Domestic	Always	For

Proposal Type: Advisory Vote to Ratify Named Executive Officers' Compensation
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Advisory Vote to Ratify Named Executive Officers' Compensation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Allow Board to Appoint Additional Directors Between Annual Meetings
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Allow Board to Change the Investment Objective Without Shareholder Approval
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Allow Board to Use All Outstanding Capital Authorizations in the Event of a Public Tender Offer or S
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Allow Directors to Engage in Commercial Transactions with the Company and/or Be Involved with Other Companies
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Allow Directors to Engage in Commercial Transactions with the Company and/or Be Involved with Other Companies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Allow Electronic Distribution of Company Communications
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Allow Questions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Allow Shareholder Meetings to be Held in Virtual-Only Format
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Allow Shareholder Meetings to be Held in Virtual-Only Format
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles Board-Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles Board-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles of Association Regarding Party Committee
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management
Proposal Type: Amend Articles to: (Japan)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Bylaws/Charter - Call Special Meetings
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Amend Articles/Bylaws/Charter - Filling Vacancies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles/Bylaws/Charter -- Non-Routine
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Amend Articles/Bylaws/Charter -- Non-Routine
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Bylaws/Charter -- Organization-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Bylaws/Charter - Removal of Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Amend Articles/Bylaws/Charter -- Routine
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Bylaws/Charter -- Routine
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles/Bylaws/Charter to Include Antitakeover Provision(s)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles/Bylaws/Charter to Remove Antitakeover Provision(s)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles/Bylaws/Charter to Remove Antitakeover Provisions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles/Charter Compensation-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Charter Equity-Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Charter Equity-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Charter Governance-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Charter to Reflect Changes in Capital
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Asset Manager Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Bonus Matching Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Amend Certificate of Incorporation to Add Federal Forum Selection Provision
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Corporate Purpose
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Director/Officer Indemnification/Liability Provisions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	For
Proposal Type: Amend Equity Compensation Plan (Italy)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Executive Share Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Investment Advisory Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Meeting Procedures
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Amend Non-Employee Director Omnibus Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Non-Employee Director Restricted Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Non-Employee Director Stock Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Non-Qualified Employee Stock Purchase Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Omnibus Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Ordinary Business Items
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Amend Proxy Access Right
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Amend Qualified Employee Stock Purchase Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Quorum Requirements
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Restricted Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Right to Call Special Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Share Appreciation Rights/Amend Phantom Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Amend Terms of Outstanding Options
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Vote Requirements to Amend Articles/Bylaws/Charter
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Votes Per Share of Existing Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Animal Slaughter Methods
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Animal Testing
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Animal Welfare
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Announce Vacancies on the Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Anti-Discrimination Miscellaneous
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Anti-Social Proposal
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Appoint Alternate Internal Statutory Auditor(s) [and Approve Auditor's/Auditors' Remuneration]
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Alternate Internal Statutory Auditor(s) [and Approve Auditor's/Auditors' Remuneration]
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Alternate Internal Statutory Auditor(s) Nominated by Preferred Shareholders [and Approve Auditor's/Auditors' Remuneration]
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Appoint Appraiser/Special Auditor/Liquidator
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Appoint Auditors and Deputy Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Censor(s)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Appoint Chairman of Internal Statutory Auditor(s) [and Approve His/Her Remuneration]
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Corporate Governance Compliance Auditors for Fiscal Year 20XX and/or Authorize Board to Fix Their remuneration
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Appoint Firm to Evaluate Performance of Directors and Fix the Firm's Fees
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Appoint Internal Statutory Auditor(s) [and Approve Auditor's/Auditors' Remuneration]
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Internal Statutory Auditor(s) Nominated by Preferred Shareholders [and Approve Auditor's/Auditors' Remuneration]
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Internal Statutory Auditors (Bundled) [and Approve Auditors' Remuneration]
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Accounting Treatment of Merger, Absorption, or Similar Transaction
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Acquisition OR Issue Shares in Connection with Acquisition
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Additional Income Allocation/Distribution
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Approve Affiliation Agreements with Subsidiaries
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Allocation of Income and Class Share Dividends
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Allocation of Income and Dividends
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Allocation of Income/Distribution Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve Alternative Equity Plan Financing
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Approve Alternative Income Allocation/Distribution Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve Amendments to Lending Procedures and Caps
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Annual Bonus Payment for Directors and Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Asset Manager Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Audited Annual Report for the Fund
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Auditors and Authorize Board to Fix Their Remuneration Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Bond Repurchase
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Cancellation of Capital Authorization
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Capital Raising
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Change in Investment Objective
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Change of Fundamental Investment Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Change-of-Control Clause
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Charitable Donations
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Commitment of Directors, Supervisors, Senior Managers and/or Controlling Shareholders in Connection with the Company's Business
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Company's Membership in an Association/Organizaton
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Compensation for Employees
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Continuation of Company as Investment Trust
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Control Share Acquisition
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Conversion from Closed-End to Open-End Fund
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Conversion to Series of Delaware Business Trust
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Cost Auditors and Authorize Board to Fix Their Remuneration
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Criteria for Measurement of Performance of the Board of Directors [and Sub-Committees]
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Decrease in Size of Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Approve Delisting of Shares from Stock Exchange
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Director Performance Evaluation Report
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Director/Officer Liability and Indemnification
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge - Miscellaneous
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Approve Discharge of Board and President
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Directors and Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Management and Supervisory Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Management Board Member XXX/Executive Director XXX
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Management Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Supervisory Board Member XXX/Non-Executive Board Member XXX
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Supervisory Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Dispute Settlement with (Former) Director(s)/(Internal) Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Distribution Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Dividend Distribution Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Dividends
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Early Termination of Powers of Audit Commission
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Equity Compensation Plan (Italy)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Equity Plan Financing
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Exchange of Debt for Equity
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Executive Appointment
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Executive Appointment
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Executive Share Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Financial Statements, Allocation of Income, and Discharge Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Formation of Holding Company
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Increase in Aggregate Compensation Ceiling for Directors and Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Increase in Aggregate Compensation Ceiling for Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Increase in Aggregate Compensation Ceiling for Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Increase in Borrowing Powers
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Increase in Limit on Foreign Shareholdings
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Increase in Size of Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Investment Advisory Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Investment and Financing Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Investment in Another Company
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Issuance of Equity or Equity-Linked Securities with or without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Issuance of Preferred Stock without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Issuance of Securities Convertible into Debt
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Issuance of Shares Below Net Asset Value (NAV)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Issuance of Shares for a Private Placement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Issuance of Warrants/Convertible Debentures
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Joint Venture Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Large-Scale Transaction with Right of Withdrawal
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Listing of Shares on a Secondary Exchange
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Loan Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Meeting Procedures
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Merger Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Merger by Absorption
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote CASE-BY-CASE	Global / Domestic	Always	Case-by-Case

Proposal Type: Approve Merger of Funds
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Minutes of Previous Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Modification in Share Ownership Disclosure Threshold
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Approve Multi-Manager Structure
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Non-Employee Director Omnibus Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Non-Employee Director Restricted Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Non-Employee Director Stock Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Non-Qualified Employee Stock Purchase Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Omnibus Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve or Amend Option Plan for Overseas Employees
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve or Amend Severance Agreements/Change-in-Control Agreements
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Outside Director Stock Awards/Options in Lieu of Cash
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Plan of Liquidation
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Pledging of Assets for Debt
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Political Donations
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Procurement of Legal Services
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Provision for Asset Impairment
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Provisionary Budget and Strategy for Fiscal Year 20XX
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Public Offering of Shares in Subsidiary
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Publication of Information in English
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Qualified Employee Stock Purchase Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST if purchase price is less than 85% of market value	Domestic	Exercise Price as percentage of Fair Market Value Is Less than 85 Percent	Against
2	Vote AGAINST if more than 10% of outstanding shares	Domestic	Potential Voting Power Dilution Percentage Is Greater than 10 Percent	Against
3	Vote FOR if all other rules pass	Global / Domestic	Always	For

Proposal Type: Approve Recapitalization Plan for all Stock to Have One-vote
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Recapitalization Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Reduction in Share Capital
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Reduction/Cancellation of Share Premium Account
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Remuneration of Directors and Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Remuneration of Directors and/or Committee Members
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Remuneration of Executive Directors and/or Non-Executive Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Remuneration of Members of Audit Commission
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Remuneration Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Reorganization/Restructuring Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Repricing of Options
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve Request for Bankruptcy Protection
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Restricted Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Retirement Bonuses for Directors and Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve Retirement Bonuses for Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Retirement Bonuses for Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Approve Reverse Stock Split
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Sale of Company Assets
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Approve Scheme of Arrangement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Share Appreciation Rights/Approve Phantom Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Share Plan Grant
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Shares Issued for a Private Placement to a Director or Executive
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve SPAC Transaction
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Approve Special Auditors' Report Regarding Related-Party Transactions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Special Bonus for Family of Deceased Director
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Special Bonus for Family of Deceased Statutory Auditor
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Special Bonuses for Families of Deceased Directors and Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Special Payments to Continuing Directors in Connection with Abolition of Retirement Bonus System
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve Special/Interim Dividends
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Spin-Off Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Squeeze-Out of Minority Shareholders by the Majority Shareholder
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Standard Accounting Transfers
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Statutory Appointments
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Stock Dividend Program
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Stock Option Plan for Directors and Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Stock Option Plan Grants
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Stock Split
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Stock/Cash Award to Executive
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Supervisory Board Remuneration Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Suspension of Shares from Trading
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Tender Offer
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve the Destruction of Proxies
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve the Spill Resolution
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Transaction with a Related Party
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Treatment of Net Loss
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Unlimited Capital Authorization
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Use of Proceeds from Fund Raising Activities
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve X as Trustee of the Trust
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve XX XXX, 20XX, as Record Date for Effectiveness of This Meeting's Resolutions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend All Employee Option Schemes
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend All Employee Share Schemes
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Board Committee Policy/Charter/Regulations
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Bonus Matching Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Bundled Remuneration Plans
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Conversion of Securities
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Corporate Social Responsibility Charter/Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Deferred Share Bonus Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Employee Share Ownership Trust
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Employment Agreements
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Executive Incentive Bonus Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Executive/Director Loans
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Investment in Project
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Investment or Operation Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Issuance of Warrants Reserved for Founders
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve/Amend Loan Guarantee to Subsidiary
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Non-Employee Director Deferred Share Unit Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Profit Sharing Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Regulations on Audit Commission
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Regulations on Board of Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Regulations on General Meetings
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Regulations on Management
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Retirement Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Securities Transfer Restrictions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Stock Ownership Limitations
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Stock-for-Salary/Bonus Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Subadvisory Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Terms of Poison Pill
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Re-Approve Performance Metrics for Qualification under the Provisions of Section 162(m)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: As a Preferred Shareholder, request a separate minority election of a member of the Fiscal Council under the Brazilian Corporate Law.
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: As a Preferred Shareholder,request a separate minority election of a member of the Board of Directors under the Brazilian Corporate Law.
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: As an Ordinary Shareholder, request a separate minority Election of a Member of the Board of Directors under the Brazilian Corporate Law.
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: As an Ordinary Shareholder, request a separate minority Election of a Member of the Fiscal Council under the Brazilian Corporate Law.
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Auditor Rotation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize a New Class of Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board Chairman to Serve as CEO
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Fill Vacancies
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Fix Remuneration of External Auditor(s)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Fix Remuneration of Internal Statutory Auditor(s)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Increase Capital in the Event of Demand Exceeding Amounts Submitted to Shareholder Vote Above
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Issue Shares in the Event of a Public Tender Offer or Share Exchange Offer
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Authorize Board to Ratify and Execute Approved Resolutions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Repurchase Shares in the Event of a Public Tender Offer or Share Exchange Offer
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Authorize Board to Set Issue Price for 10 Percent of Issued Capital Pursuant to Issue Authority without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Set Terms of Preferred
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Capital Increase for Future Share Exchange Offers
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Capital Increase of up to 10 Percent of Issued Capital for Future Acquisitions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Company Subsidiary to Purchase Shares in Parent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Directed Share Repurchase Program
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Filing of Required Documents/Other Formalities
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Issuance of Bonds/Debentures
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Issuance of Bonds/Debentures
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Issuance of Equity Upon Conversion of a Subsidiary's Equity-Linked Securities
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Issuance of Investment Certificates
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Issuance of Preferred Stock with Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Issuance of Warrants/Bonds with Warrants Attached/Convertible Bonds with Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Issuance of Warrants/Bonds with Warrants Attached/Convertible Bonds without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Management Board Not to Disclose Individualized Remuneration of its Members
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize New Class of Preferred Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Reissuance of Repurchased Shares
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Authorize Repurchase of Debt Instruments and Reissuance of Repurchased Debt Instruments
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Share Repurchase Program and Cancellation of Repurchased Shares
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Share Repurchase Program and Reissuance of Repurchased Shares
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Share Repurchase Program
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize the Company to Call EGM with Two Weeks Notice
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Use of Financial Derivatives
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Avoid Support of Abortion-Related Activities
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Black Economic Empowerment(BEE)Transactions(SouthAfrica)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Board Diversity
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Bondholder ProposalXXX
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Bundled Say on Pay/Golden Parachute Advisory Vote
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Burma - Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Call the Meeting to Order
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Change Company Name
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Change Date/Location of Annual Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Change Date/Time of Annual Meeting
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Change Fiscal Year End
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Change Jurisdiction of Incorporation [ ]
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Change Location of Registered Office/Headquarters
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Change of Corporate Form
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Change Range for Size of the Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Change Size of Board of Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Charitable Contributions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: China Principles
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Classify Board and Elect Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Classify the Board of Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Claw-back Statements under Restatements
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Climate Change
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Climate Change Action
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Close Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Community - Environment Impact
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Company Specific - Equity Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Company Specific Organization Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Company Specific--Board-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Company-Specific -- Miscellaneous
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Company-Specific -- Shareholder Miscellaneous
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Company-Specific Board-Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Company-Specific Compensation-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Company-Specific--Compensation-Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Company-Specific--Governance-Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Company-Specific--Organization-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Consent to Amended Bond Indenture
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Consider Measures to Address the Decline in the Company's Net Asset Value Relative to Its Capital
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Consider Non-Financial Effects of Mergers
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Conversion Rights for SPAC
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Convert Closed-End Fund to Open-End Fund
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Convert Multiple Voting Shares to Common Shares
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Country-by-Country Tax Reporting
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Death Benefits / Golden Coffins
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Declassify the Board of Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Declassify the Board of Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Deliberations on Possible Legal Action Against Directors/(Internal) Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Deliberations on Possible Legal Action Against Directors/(Internal) Auditors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Designate Inspector or Shareholder Representative(s) of Minutes of Meeting and/or Vote Tabulation
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Designate Newspaper to Publish Meeting Announcements
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Designate Risk Assessment Companies
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Designate X as Independent Proxy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Disclose Information on Compensation Consultant
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Disclose Prior Government Service
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Discuss/Approve Company's Corporate Governance Structure/Statement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Discussion of Supervisory Board Profile
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Dismiss/Remove Director(s)/Auditor(s) (Non-contentious)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Dismiss/Remove Directors (Contentious)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Dismiss/Remove Statutory Auditor(s)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Do you wish to request installation of a Fiscal Council, under the terms of Article 161 of the Brazilian Corporate Law?
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect a Shareholder-Nominee to the Board (Non-Proxy-Access Nominee)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect a Shareholder-Nominee to the Board
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect a Shareholder-Nominee to the Supervisory Board
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Elect Alternate Director Nominated by Preferred Shareholders
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Alternate/Deputy Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Board Chairman/Vice-Chairman
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Board of Directors and Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Elect Board Representative for Holders of Savings Shares and Fix His/Her Remuneration
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Chairman of Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Company Clerk/Secretary
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Director (Cumulative Voting or More Nominees Than Board Seats)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Director (Cumulative Voting or More Nominees Than Board Seats)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Director (Not Cumulative Voting but more candidates than board seats)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Director and Approve Director's Remuneration
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Director
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST if did not attend more than 75% Meetings	Domestic	Director DID NOT attend at least 75% of meetings last year	Against
2	Vote AGAINST if majority of board is not independent	Domestic	Majority of Board is NOT Independent	Against
3	Vote WITHHOLD if did not attend more than 75% Meetings	Domestic	Director DID NOT attend at least 75% of meetings last year	Withhold
4	Vote WITHHOLD if majority of board is not indpendent	Domestic	Majority of Board is NOT Independent	Withhold
5	Vote FOR if all other rules pass	Global / Domestic	Always	For

Proposal Type: Elect Directors (Bundled Management Slate)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Directors (Bundled Opposition Slate)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Directors (Bundled) and Approve Their Remuneration
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Elect Directors (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Directors (Management Slate)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Directors (Opposition Slate)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Elect Member(s) of X Committee
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members and Deputy Members of Corporate Assembly and/or Committee of Representatives
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members of Audit Committee (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members of Audit Committee
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members of Nominating Committee
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members of Nominating Committee (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Members of Remuneration Committee (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Members of Remuneration Committee
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members of X Committee (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Minority Representative under Majority Board Election
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Minority Representative under Majority Fiscal Council Election
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Preferred Stock Director
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Representative of Employee Shareholders to the Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Subsidiary Director
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Supervisory Board Member
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Supervisory Board Members (Bundled)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Supervisory Board Members (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Eliminate Class of Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Eliminate Class of Preferred Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Eliminate Cumulative Voting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Eliminate Cumulative Voting
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Eliminate Discretionary Voting of Unmarked Proxies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Eliminate or Restrict Severance Agreements (Change-in-Control)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Eliminate or Restrict Shareholder Rights Plan (Poison Pill)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Eliminate Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Eliminate/Adjust Par Value of Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Eliminate/Restrict Right to Act by Written Consent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Eliminate/Restrict Right to Call a Special Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Employ Financial Advisor to Explore Alternatives to Maximize Value
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Employment Contract
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: End Production of Tobacco Products
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Energy Efficiency
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Environmental - Related (Japan)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish a Compensation Committee
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish a Nominating Committee
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish Director Stock Ownership Requirement
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish Environmental/Social Issue Board Committee
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Establish Mandatory Retirement Age for Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Establish Other Board Committee
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish Range for Board Size
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Establish SERP Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish Shareholder Advisory Committee
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish Term Limits for Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish/Alter Mandatory Retirement Policy for Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Facility Safety
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Fix Board Terms for Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Fix Maximum Variable Compensation Ratio
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Fix Number of and Elect Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Fix Number of Directors and/or Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Gender Pay Gap
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Genetically Modified Organisms (GMO)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: GHG Emissions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Glass Ceiling
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Going Dark Transaction
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Grant Authority to Board to Implement Antitakeover Measures During a Takeover
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Grant Equity Award to Third Party
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Human Rights Risk Assessment
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Hydraulic Fracturing
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Identifying a Controlling Shareholder
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Identifying a Senior Officer
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Identifying an institutional investor as definaed in the Supervision Financial Services Regulations 2009 or Joint Investment Trust Law 1994
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: If Cumulative Voting Is adopted, do you wish to equally distribute your votes to all nominees OR equally distribute for each supported nominee?
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: If neither class of shares reaches the minimum quorum to elect board representative, use your votes to elect the candidate with more votes for both.
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: If one of the nominees leaves the fiscal council slate due to a separate minority election, may your votes still be counted for the proposed slate?
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Improve Human Rights Standards or Policies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: In Case of a Minority Separate Election, Would You Like to Cast Votes to the Minority Board Nominee Who Individually Obtains the Largest No of
Votes?
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: In Case of a Minority Separate Election, Would You Like to Cast Votes to the Minority Fiscal Council Nominee Who Ind Obtains the Largest No of
Votes?
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: In case there is any change to the Board Slate Composition, may your votes still be counted for the proposed slate?
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: In the Event of a Second Call, the Voting Instructions Contained in this Proxy Card may also be Considered for the Second Call
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Income Inequality
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Increase Authorized Common Stock and Authorize New Class of Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Increase Authorized Common Stock and Authorize New Class of Preferred Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management
Proposal Type: Increase Authorized Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Increase Authorized Preferred and Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Increase Authorized Preferred Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Increase Authorized Stock and Issue Equity or Equity-linked Securities with or without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Increase Disclosure of Executive Compensation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Indicate Personal Interest in Proposed Agenda Item
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Indicate That You Do Not Have Personal Interest in Proposed Agenda Item
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Indicate X as Independent Board Member
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Initiate Share Repurchase Program
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Install and/or Fix Size of Fiscal Council
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Internet Censorship
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Inverse Controlling Shareholder Statement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Investment in Financial Products
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Limit Auditor from Providing Non-Audit Services
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Limit Composition of Committee(s) to Independent Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Limit Executive Compensation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Limit/Prohibit Accelerated Vesting of Awards
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Limit/Prohibit Executive Stock-Based Awards
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Limited Partnership/Limited Liability Corporation
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Link Executive Pay to Social Criteria
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Liquidate Company Assets and Distribute Proceeds
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: MacBride Principles
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Management Climate-Related Proposal
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Mandatory Arbitration on Employment Related Claims
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Miscellaneous -- Equity Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Miscellaneous Mutual Fund - Company-Specific
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Miscellaneous Proposal - Environmental
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Miscellaneous Proposal - Social
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Miscellaneous Proposal: Company-Specific
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Miscellaneous Subsidiary Related - Company-Specific
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Non-Employee Director Compensation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Open Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Operations in Hgh Risk Countries
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Operations in Protected Areas
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Opt Out of State's Control Share Acquisition Law
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Other Business
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Pay for Superior Performance
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Performance-Based and/or Time-Based Equity Awards
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Permit Board to Amend Bylaws Without Shareholder Consent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Phase Out Nuclear Facilities
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Plant Closures and Outsourcing
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Political Activities and Action
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Political Contributions and Lobbying
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Political Lobbying Disclosure
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Preferred Proposal
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Prepare and Approve List of Shareholders
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Prepare Report on Health Care Reform
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Prepare Tobacco-Related Report
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Private Company
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Product Toxicity and Safety
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Proposals Requesting Non-Binding Advisory Vote On Climate Action Plan
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Provide Directors May Only Be Removed for Cause
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Provide for Confidential Vote Tally
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Provide for Confidential Voting
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Provide Proxy Access Right
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST if less than 3% of total shareholder ownership	Domestic	Shareholder ownership requirement Is Less than 3 Percent	Against
2	Vote AGAINST if Minimum holding period is less than 3 years	Domestic	Holding Period Is Less than 3 Years	Against
3	Vote AGAINST if Board Percentage is more than 25%	Domestic	Maximum percentage of board nomination Is Greater than 25 Percent	Against
4	Vote FOR if all other rules pass	Global / Domestic	Always	For
Proposal Type: Provide Right to Act by Written Consent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Provide Right to Act by Written Consent
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Provide Right to Call Special Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Proxy Access
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST if less than 3% of total shareholder ownership	Domestic	Shareholder ownership requirement Is Less than 3 Percent	Against
2	Vote AGAINST if Minimum holding period is less than 3 years	Domestic	Holding Period Is Less than 3 Years	Against
3	Vote AGAINST if Board Percentage is more than 25%	Domestic	Maximum percentage of board nomination Is Greater than 25 Percent	Against
4	Vote FOR if all other rules pass	Global / Domestic	Always	For

Proposal Type: Proxy Voting Disclosure
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Publish Two Degree Scenario Analysis
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Put Repricing of Stock Options to Shareholder Vote
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Racial Equity and/or Civil Rights Audit
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management
Proposal Type: Ratify Alternate Auditor
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Ratify Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST if Audit Fees do not exceed Non Audit Fees	Domestic	Audit Fees Percentage Is Less than or Equal to 50 Percent	Against
2	Vote FOR if all other rules pass	Global / Domestic	Always	For

Proposal Type: Ratify Changes in the Composition of the Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Ratify Past Allocation of Income and Dividends
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Ratify Past Issuance of Shares
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Receive Consolidated Financial Statements and Statutory Reports (Non-Voting)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Receive Financial Statements and Statutory Reports (Non-Voting)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Receive/Approve Report/Announcement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Receive/Approve Special Report
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Recycling
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Redeem Shareholder Rights Plan (Poison Pill)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Reduce Authorized Common and/or Preferred Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Reduce Supermajority Vote Requirement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Reduce Supermajority Vote Requirement
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Reduce Tobacco Harm to Health
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Reimburse Proxy Contest Expenses
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Reimburse Proxy Contest Expenses
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Reincorporate in Another State [ ]
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Removal of Existing Board Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Remove Age Restriction for Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Remove Double-Voting Rights for Long-Term Registered Shareholders
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Remuneration-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Renew Partial Takeover Provision
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Renewable Energy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Report on Coffee Sourcing Policies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Report on EEO
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Report on Environmental Policies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Report on Pay Disparity
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Require a Majority Vote for the Election of Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Require Advance Notice for Shareholder Proposals/Nominations
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Require Director Nominee Qualifications
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Require Directors Fees to be Paid in Stock
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Require Environmental/Social Issue Qualifications for Direct
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Require Independent Board Chairman
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Require Majority of Independent Directors on Board
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Require More Director Nominations Than Open Seats
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Rescind Fair Price Provision
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management
Proposal Type: Restore or Provide for Cumulative Voting
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Restore/Strengthen Shareholder Authority to Vote on Income Allocation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Restrict Spending on Climate Change-Related Analysis or Actions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Review Drug Pricing or Distribution
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Review Fair Lending Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Review Foreign Military Sales
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Review Impact of Pandemics
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Review Tobacco Marketing
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Rotate Annual Meeting Location
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Seek Sale of Company/Assets
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Set Global Limit for Capital Increase to Result From All Issuance Requests
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Sever Links with Tobacco Industry
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Share Buyback Holding Period
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Share Re-registration Consent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Social Proposal
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Stock Retention/Holding Period
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Submit SERP to Shareholder Vote
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Submit Severance Agreement (Change-in-Control) to Shareholder Vote
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Sustainability Activities and Action
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Sustainability Report
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: TARP Related Compensation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: The Undersigned Hereby Certifies that the Shares Represented by this Proxy are Owned and Controlled by a @ Citizen
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Toxic Emissions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Transact Other Business (Non-Voting)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management
Proposal Type: Use GAAP for Executive Compensation Metrics
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management
Proposal Type: Verifying Eligibility to Vote
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Waive Control Share Acquisition Provision
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Waive Requirement for Mandatory Offer to All Shareholders
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Weapons - Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Wood Procurement
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Workplace Sexual Harassment
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Written Consent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management